UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Investment Grade Bond

November 30, 2006

1.813259.102

IGB-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.4%
Ford Motor Co.:
6.375% 2/1/29 (b)	$ 11,350	$ 8,342
6.625% 10/1/28	6,365	4,726
7.45% 7/16/31 (b)	40,245	31,844
		44,912
Media - 1.1%
Comcast Corp.:
4.95% 6/15/16	23,509	22,309
6.45% 3/15/37	11,633	11,977
Gannett Co., Inc. 5.57% 5/26/09 (e)	15,990	15,961
Liberty Media Corp.:
5.7% 5/15/13	8,500	8,075
8.25% 2/1/30	19,105	19,198
News America Holdings, Inc. 7.75% 12/1/45	8,175	9,657
News America, Inc. 6.2% 12/15/34	11,825	11,794
Time Warner, Inc. 6.5% 11/15/36	12,380	12,642
Univision Communications, Inc. 3.875% 10/15/08	9,840	9,399
		121,012
TOTAL CONSUMER DISCRETIONARY		165,924
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (c)	11,020	10,625
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	9,550	9,451
Oil, Gas & Consumable Fuels - 1.1%
Enterprise Products Operating LP 8.375% 8/1/66 (e)	9,770	10,600
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (c)	5,985	6,041
Pemex Project Funding Master Trust:
5.75% 12/15/15 (c)	15,330	15,253
5.75% 12/15/15	25,755	25,626
6.625% 6/15/35 (c)	12,586	12,901
6.625% 6/15/35	65	67
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust: - continued
7.375% 12/15/14	$ 33,610	$ 37,139
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	9,120	9,120
		116,747
TOTAL ENERGY		126,198
FINANCIALS - 8.0%
Capital Markets - 0.8%
Goldman Sachs Group, Inc. 5.25% 10/15/13	19,220	19,258
JPMorgan Chase Capital XX 6.55% 9/29/36	50,190	52,976
Lazard Group LLC 7.125% 5/15/15	16,430	17,295
		89,529
Commercial Banks - 1.4%
Bank of America NA 6% 10/15/36	29,825	31,589
Bank One Corp. 5.25% 1/30/13	13,775	13,836
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,876
Export-Import Bank of Korea 5.25% 2/10/14 (c)	7,225	7,233
HSBC Holdings PLC 6.5% 5/2/36	11,470	12,718
KeyCorp Capital Trust VII 5.7% 6/15/35	18,660	18,045
Korea Development Bank 5.75% 9/10/13	14,578	15,087
Wachovia Bank NA 4.875% 2/1/15	20,250	19,698
Wachovia Corp. 4.875% 2/15/14	1,791	1,752
Wells Fargo Bank NA 5.95% 8/26/36	28,949	30,733
		154,567
Consumer Finance - 0.2%
General Electric Capital Corp. 6.75% 3/15/32	17,695	20,912
Diversified Financial Services - 0.9%
BAC Capital Trust XI 6.625% 5/23/36	16,650	18,449
Citigroup, Inc. 6.125% 8/25/36	21,260	22,833
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(e)	4,325	4,451
JPMorgan Chase & Co.:
4.875% 3/15/14	10,460	10,236
5.75% 1/2/13	2,935	3,025
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	3,838
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (c)	15,505	15,834
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc. 5.125% 6/1/15 (c)	$ 13,035	$ 12,553
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(e)	7,500	7,715
		98,934
Insurance - 0.5%
Assurant, Inc. 5.625% 2/15/14	6,095	6,168
Axis Capital Holdings Ltd. 5.75% 12/1/14	13,335	13,462
Lincoln National Corp. 7% 5/17/66 (e)	8,870	9,516
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(e)	18,775	18,458
Symetra Financial Corp. 6.125% 4/1/16 (c)	10,405	10,675
		58,279
Real Estate Investment Trusts - 2.3%
AMB Property LP 5.9% 8/15/13	9,635	9,906
Archstone-Smith Operating Trust:
5.25% 12/1/10	5,185	5,200
5.25% 5/1/15	12,430	12,363
Boston Properties, Inc. 6.25% 1/15/13	7,487	7,865
Brandywine Operating Partnership LP:
5.625% 12/15/10	10,855	10,992
5.75% 4/1/12	9,625	9,809
Camden Property Trust:
5.875% 6/1/07	6,320	6,334
5.875% 11/30/12	6,435	6,609
Colonial Properties Trust:
4.75% 2/1/10	12,060	11,801
5.5% 10/1/15	12,730	12,577
6.875% 8/15/12	5,000	5,325
Developers Diversified Realty Corp.:
4.625% 8/1/10	975	955
5% 5/3/10	6,840	6,783
5.25% 4/15/11	5,400	5,395
5.375% 10/15/12	5,485	5,500
Duke Realty LP:
5.5% 3/1/16	10,700	10,674
5.95% 2/15/17	4,085	4,210
Equity One, Inc. 6.25% 1/15/17	4,535	4,715
Equity Residential 5.125% 3/15/16	10,765	10,618
Federal Realty Investment Trust:
5.4% 12/1/13	4,880	4,897
6% 7/15/12	3,355	3,466
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
6.2% 1/15/17	$ 2,215	$ 2,328
Healthcare Realty Trust, Inc. 5.125% 4/1/14	4,130	3,999
HRPT Properties Trust 5.75% 11/1/15	2,925	2,953
Liberty Property LP 6.375% 8/15/12	4,617	4,869
Mack-Cali Realty LP:
5.05% 4/15/10	6,290	6,230
7.25% 3/15/09	4,110	4,269
Reckson Operating Partnership LP 5.15% 1/15/11	2,790	2,744
Simon Property Group LP:
4.6% 6/15/10	8,400	8,262
5.1% 6/15/15	16,415	16,239
5.45% 3/15/13	8,720	8,801
7.75% 1/20/11	2,250	2,462
Tanger Properties LP 6.15% 11/15/15	17,300	17,790
United Dominion Realty Trust, Inc. 5.25% 1/15/15	3,645	3,589
Washington (REIT) 5.95% 6/15/11	10,660	10,925
		251,454
Real Estate Management & Development - 1.3%
Colonial Realty LP 6.05% 9/1/16	13,410	13,742
EOP Operating LP:
4.65% 10/1/10	19,625	19,450
4.75% 3/15/14	14,345	14,215
5.875% 1/15/13	7,592	7,985
6.75% 2/15/12	9,295	10,076
7.25% 6/15/28	2,926	3,627
7.5% 4/19/29	13,653	17,433
7.75% 11/15/07	12,245	12,530
7.875% 7/15/31	697	934
Post Apartment Homes LP 6.3% 6/1/13	11,550	11,997
Realogy Corp. 6.5% 10/15/16 (c)	10,795	11,183
Regency Centers LP 6.75% 1/15/12	12,435	13,242
		136,414
Thrifts & Mortgage Finance - 0.6%
Residential Capital Corp.:
6.5% 4/17/13	8,915	9,248
6.875% 6/30/15	10,955	11,695
The PMI Group, Inc. 6% 9/15/16	9,880	10,129
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
4.625% 4/1/14	$ 18,130	$ 17,187
5.79% 9/17/12 (e)	19,000	19,091
		67,350
TOTAL FINANCIALS		877,439
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Cardinal Health, Inc. 5.8% 10/15/16 (c)	12,475	12,642
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (c)	18,035	16,637
Airlines - 0.9%
American Airlines, Inc. pass thru trust certificates:
7.324% 4/15/11	13,531	13,768
7.858% 4/1/13	26,059	28,144
Continental Airlines, Inc. pass thru trust certificates 6.545% 8/2/20	4,398	4,552
U.S. Airways pass thru trust certificates 6.85% 7/30/19	7,408	7,501
United Airlines pass thru trust certificates:
6.071% 9/1/14	4,885	4,909
6.602% 9/1/13	8,607	8,687
7.032% 4/1/12	5,788	5,889
7.186% 10/1/12	14,328	14,596
7.811% 10/1/09	4,909	5,382
		93,428
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	12,745	12,197
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (c)	9,550	11,187
Transportation Infrastructure - 0.2%
BNSF Funding Trust I 6.613% 12/15/55 (e)	17,763	18,368
TOTAL INDUSTRIALS		151,817
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Instruments - 0.2%
Avnet, Inc.:
6% 9/1/15	$ 14,850	$ 14,888
6.625% 9/15/16	10,350	10,838
		25,726
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	9,866
6.375% 8/3/15	10,650	10,779
		20,645
TOTAL INFORMATION TECHNOLOGY		46,371
MATERIALS - 0.2%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	11,735	12,772
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	3,460	3,658
Vale Overseas Ltd. 6.875% 11/21/36	6,625	6,782
		10,440
TOTAL MATERIALS		23,212
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.0%
AT&T, Inc. 6.8% 5/15/36	5,985	6,545
BellSouth Capital Funding Corp. 7.875% 2/15/30	36,887	44,115
Deutsche Telekom International Finance BV 5.25% 7/22/13	11,230	11,124
Embarq Corp.:
7.082% 6/1/16	17,205	17,820
7.995% 6/1/36	20,347	22,021
KT Corp. 5.875% 6/24/14 (c)	7,455	7,714
Sprint Capital Corp.:
6.875% 11/15/28	14,975	15,588
8.75% 3/15/32	18,999	23,789
Telecom Italia Capital SA:
4.95% 9/30/14	11,250	10,554
7.2% 7/18/36	7,990	8,554
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU 7.045% 6/20/36	$ 10,400	$ 11,342
TELUS Corp. yankee 7.5% 6/1/07	18,550	18,735
Verizon Global Funding Corp.:
5.85% 9/15/35	7,208	7,078
7.75% 12/1/30	15,467	18,460
		223,439
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 5% 12/16/13	7,380	7,226
TOTAL TELECOMMUNICATION SERVICES		230,665
UTILITIES - 2.1%
Electric Utilities - 0.8%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	11,616
Exelon Corp. 4.9% 6/15/15	27,100	26,004
Nevada Power Co. 6.5% 5/15/18	26,280	27,276
Pacific Gas & Electric Co. 4.8% 3/1/14	2,670	2,601
Public Service Co. of Colorado 5.5% 4/1/14	7,500	7,630
Southern California Edison Co.:
4.65% 4/1/15	990	952
5% 1/15/14	585	577
TXU Energy Co. LLC 7% 3/15/13	10,903	11,535
		88,191
Gas Utilities - 0.2%
NiSource Finance Corp.:
5.25% 9/15/17	1,435	1,367
5.4% 7/15/14	2,960	2,912
5.45% 9/15/20	9,335	8,899
5.94% 11/23/09 (e)	9,874	9,874
		23,052
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	13,400	13,601
Exelon Generation Co. LLC 5.35% 1/15/14	26,963	26,867
PPL Energy Supply LLC 6.2% 5/15/16	11,895	12,448
TXU Corp. 5.55% 11/15/14	7,555	7,264
		60,180
Multi-Utilities - 0.5%
Dominion Resources, Inc. 7.5% 6/30/66 (e)	12,110	13,251
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16	$ 26,485	$ 27,952
TECO Energy, Inc. 7% 5/1/12	11,415	11,957
		53,160
TOTAL UTILITIES		224,583
TOTAL NONCONVERTIBLE BONDS (Cost $1,827,074)		1,869,476
U.S. Government and Government Agency Obligations - 13.0%

U.S. Government Agency Obligations - 0.2%
Fannie Mae 4.375% 7/17/13	24,005	23,430
U.S. Treasury Inflation Protected Obligations - 6.6%
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	726,746	717,919
U.S. Treasury Obligations - 6.2%
U.S. Treasury Notes:
4.5% 9/30/11 (d)	470,850	471,862
5.125% 6/30/11 (d)	200,000	205,540
TOTAL U.S. TREASURY OBLIGATIONS		677,402
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,414,920)		1,418,751
U.S. Government Agency - Mortgage Securities - 12.1%

Fannie Mae - 11.4%
4.5% 12/1/21 (d)	16,044	15,619
4.5% 12/1/21 (d)	4,810	4,682
5% 12/1/36 (d)	188,063	183,697
5% 12/1/36 (d)	199,321	194,693
5% 12/1/36 (d)	160,000	156,285
5% 12/1/36 (d)	34,000	33,211
5.5% 12/1/36 (d)	273,365	272,309
5.5% 12/1/36 (d)	163,230	162,599
5.5% 12/1/36 (d)	20,645	20,565
5.5% 12/1/36 (d)	35,000	34,865
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 12/1/21 (d)	$ 2,562	$ 2,607
6% 12/1/21 (d)	313	319
6% 12/1/36 (d)	9,075	9,170
6.5% 12/1/36 (d)	14,391	14,684
6.5% 12/1/36 (d)	142,590	145,483
TOTAL FANNIE MAE		1,250,788
Government National Mortgage Association - 0.7%
6.5% 12/1/36 (d)	33,354	34,266
6.5% 12/1/36 (d)	37,937	38,974
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		73,240
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,302,969)		1,324,028
Asset-Backed Securities - 2.7%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.82% 2/25/34 (e)	3,275	3,285
Class M2, 6.42% 2/25/34 (e)	3,700	3,735
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.07% 9/9/30 (c)(e)	2,675	2,722
AmeriCredit Automobile Receivables Trust Series 2005-1 Class E, 5.82% 6/6/12 (c)	517	517
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.68% 12/15/33 (e)	434	434
Series 2004-HE2 Class M1, 5.87% 4/25/34 (e)	9,700	9,771
Bank One Issuance Trust Series 2002-C1 Class C1, 6.28% 12/15/09 (e)	11,295	11,325
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.77% 2/28/44 (e)	4,594	4,600
Capital Auto Receivables Asset Trust:
Series 2006-1 Class D, 7.16% 1/15/13 (c)	4,195	4,215
Series 2006-SN1A Class D, 6.15% 4/20/11 (c)	2,730	2,751
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.33% 8/25/36 (c)(e)	1,449	1,245
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.52% 5/15/09 (e)	6,220	6,220
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (c)	9,210	9,113
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.82% 5/25/34 (e)	$ 11,345	$ 11,384
Series 2004-3 Class M1, 5.82% 6/25/34 (e)	2,175	2,185
Series 2005-3 Class MV1, 5.74% 8/25/35 (e)	12,300	12,338
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	5,545	5,695
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.87% 3/25/34 (e)	600	601
Class M4, 6.22% 3/25/34 (e)	450	452
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	5,810	5,887
Series 2006-C Class D, 6.89% 5/15/13 (c)	4,115	4,090
Fremont Home Loan Trust Series 2005-A:
Class M2, 5.78% 1/25/35 (e)	3,650	3,668
Class M3, 5.81% 1/25/35 (e)	1,975	1,987
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	7,046	7,001
GSAMP Trust:
Series 2004-FM2:
Class M1, 5.82% 1/25/34 (e)	4,994	4,994
Class M2, 6.42% 1/25/34 (e)	1,691	1,691
Class M3, 6.62% 1/25/34 (e)	594	594
Series 2004-OPT Class A1, 5.66% 11/25/34 (e)	2,570	2,574
Home Equity Asset Trust Series 2003-2 Class M1, 6.2% 8/25/33 (e)	3,739	3,740
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.78% 1/20/35 (e)	2,518	2,524
Class M2, 5.81% 1/20/35 (e)	1,891	1,897
Lancer Funding Ltd. Series 2006-1A Class A3, 7.07% 4/6/46 (c)(e)	2,305	2,326
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.71% 10/15/10 (e)	2,155	2,165
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (e)	2,983	2,986
Class M2, 5.87% 7/25/34 (e)	575	576
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (e)	2,830	2,851
Series 2003-NC8 Class M1, 6.02% 9/25/33 (e)	3,930	3,939
Series 2004-NC2 Class M1, 5.87% 12/25/33 (e)	3,765	3,785
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.82% 1/25/32 (e)	2,620	2,622
Series 2002-NC1 Class M1, 6.52% 2/25/32 (c)(e)	4,363	4,484
Series 2002-NC3 Class M1, 6.04% 8/25/32 (e)	2,308	2,309
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (e)	$ 2,150	$ 2,161
Class M4, 6.295% 6/25/34 (e)	3,585	3,605
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.44% 6/25/36 (e)	6,731	6,731
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.85% 3/25/35 (e)	6,910	6,914
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.34% 6/15/33 (e)	7,301	7,386
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (c)(e)	4,513	3,929
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (c)(e)	9,340	9,340
Wachovia Auto Loan Trust Series 2006-2A:
Class A4, 5.23% 3/20/12 (c)	50,000	50,369
Class E, 7.05% 5/20/14 (c)	6,660	6,740
WaMu Master Note Trust Series 2006-C2A Class C2, 5.82% 8/15/15 (c)(e)	17,820	17,820
Washington Mutual Asset-Backed Certificates Series 2006-HE5 Class B2, 7.82% 10/25/36 (c)(e)	6,417	4,668
Whinstone Capital Management Ltd. Series 1A Class B3, 6.2769% 10/25/44 (c)(e)	11,603	11,603
TOTAL ASSET-BACKED SECURITIES (Cost $291,562)		292,544
Collateralized Mortgage Obligations - 3.4%

Private Sponsor - 3.4%
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 4.1028% 12/25/33 (e)	1,255	1,268
Series 2004-B Class 1A1, 3.4572% 3/25/34 (e)	2,863	2,869
Series 2004-C Class 1A1, 3.3269% 4/25/34 (e)	6,633	6,649
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (e)(g)	82,472	10,464
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6% 1/25/35 (e)	22,831	22,875
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 5.65% 5/25/35 (e)	5,931	5,925
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (e)	798	799
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (e)	1,691	1,694
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.2974% 11/19/35 (e)	$ 9,977	$ 9,962
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.84% 10/11/41 (c)(e)	12,935	12,934
Granite Master Issuer PLC floater:
Series 2005-2 Class M1, 5.615% 12/20/54 (e)	19,250	19,255
Series 2006-1A Class C2, 5.975% 12/20/54 (c)(e)	9,100	9,100
Series 2006-2 Class C1, 5.8438% 12/20/54 (e)	22,100	22,117
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 5.78% 11/25/29 (e)	4,936	4,941
Series 2004-G Class A2, 5.8719% 11/25/29 (e)	2,841	2,843
Series 2005-B Class A2, 5.5988% 7/25/30 (e)	4,394	4,400
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (e)	14,781	14,806
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B4, 7.07% 7/10/35 (c)(e)	10,047	10,148
Class B5, 7.67% 7/10/35 (c)(e)	9,484	9,487
Class B6, 8.17% 7/10/35 (c)(e)	4,319	4,449
Series 2003-CB1:
Class B3, 6.77% 6/10/35 (c)(e)	4,591	4,660
Class B4, 6.97% 6/10/35 (c)(e)	4,110	4,187
Class B5, 7.57% 6/10/35 (c)(e)	2,805	2,872
Class B6, 8.07% 6/10/35 (c)(e)	1,665	1,706
Series 2004-A:
Class B4, 6.52% 2/10/36 (c)(e)	5,759	5,811
Class B5, 7.02% 2/10/36 (c)(e)	3,840	3,895
Series 2004-B:
Class B4, 6.42% 2/10/36 (c)(e)	2,115	2,141
Class B5, 6.87% 2/10/36 (c)(e)	1,442	1,453
Class B6, 7.32% 2/10/36 (c)(e)	385	385
Series 2004-C:
Class B4, 6.27% 9/10/36 (c)(e)	2,714	2,751
Class B5, 6.67% 9/10/36 (c)(e)	3,004	3,012
Class B6, 7.07% 9/10/36 (c)(e)	485	485
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 5.82% 1/20/35 (e)	9,602	9,634
Series 2004-4 Class A, 5.7288% 5/20/34 (e)	8,015	8,021
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.63% 7/25/35 (e)	16,810	16,874
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.82% 12/25/36 (e)	$ 4,593	$ 3,901
Thornburg Mortgage Securities Trust floater Series 2005-3:
Class A2, 5.57% 10/25/35 (e)	9,927	9,925
Class A4, 5.6% 10/25/35 (e)	18,621	18,598
WaMu Mortgage pass thru certificates:
floater:
Series 2005-AR13 Class A1C1, 5.51% 10/25/45 (e)	7,994	7,997
Series 2005-AR19 Class A1C1, 5.51% 12/25/45 (e)	4,969	4,971
Series 2005-AR14 Class 1A1, 5.0716% 12/25/35 (e)	20,392	20,227
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8 Class 3A1, 5.2378% 4/25/36 (e)	63,815	63,510
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $372,965)		374,001
Commercial Mortgage Securities - 1.0%

Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 6.18% 7/14/11 (c)(e)	10,873	10,874
Class B, 6.28% 7/14/11 (c)(e)	5,432	5,429
Class C, 6.43% 7/14/11 (c)(e)	10,879	10,881
Class D, 7.06% 7/14/11 (c)(e)	6,275	6,284
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.68% 4/25/34 (c)(e)	6,740	6,753
Class B, 7.22% 4/25/34 (c)(e)	762	773
Class M1, 5.88% 4/25/34 (c)(e)	586	588
Class M2, 6.52% 4/25/34 (c)(e)	586	591
Series 2004-2 Class A, 5.75% 8/25/34 (c)(e)	7,114	7,141
Series 2004-3:
Class A1, 5.69% 1/25/35 (c)(e)	8,284	8,308
Class A2, 5.74% 1/25/35 (c)(e)	1,194	1,198
Class M1, 5.82% 1/25/35 (c)(e)	1,418	1,423
Class M2, 6.32% 1/25/35 (c)(e)	933	941
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (c)	9,742	10,090
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Commercial Mortgage pass thru certificates floater Series 2005-F10A:
Class B, 5.55% 4/15/17 (c)(e)	$ 10,865	$ 10,865
Class C, 5.59% 4/15/17 (c)(e)	4,615	4,615
Class D, 5.63% 4/15/17 (c)(e)	3,750	3,751
Class J, 6.17% 4/15/17 (c)(e)	520	520
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.878% 1/15/37 (c)(e)(g)	186,936	5,011
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-47 Class C, 4.227% 10/16/27	10,986	10,774
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7165% 12/10/41 (e)(g)	16,722	365
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $107,072)		107,175
Municipal Securities - 0.1%

Chicago Board of Ed. Series A, 5.5% 12/1/30 (AMBAC Insured) (Cost $5,884)	5,000	6,150
Foreign Government and Government Agency Obligations - 0.2%

Israeli State 4.625% 6/15/13	12,555	12,131
United Mexican States 5.875% 1/15/14	13,125	13,493
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $25,810)		25,624
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $6,514)	6,585	7,047
Fixed-Income Funds - 65.3%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (f)	4,345,773	434,968
Fidelity 2-5 Year Duration Securitizied Bond Central Fund (f)	7,256,231	730,993
Fidelity Corporate Bond 1-5 Year Central Fund (f)	9,543,248	961,100
Fidelity Mortgage Backed Securities Central Fund (f)	22,407,537	2,249,493
Fixed-Income Funds - continued
	Shares	Value (000s)
Fidelity Specialized High Income Central Fund (f)	1,000,451	$ 100,855
Fidelity Ultra-Short Central Fund (f)	26,737,715	2,660,409
TOTAL FIXED-INCOME FUNDS (Cost $7,121,095)		7,137,818
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (e) (Cost $15,235)	$ 15,235	16,076
Cash Equivalents - 1.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
5.3%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Treasury Obligations) #	$ 9,975	9,974
5.32%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) #	112,206	112,189
5.33%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) # (a)	41,997	41,991
TOTAL CASH EQUIVALENTS (Cost $164,154)		164,154
TOTAL INVESTMENT PORTFOLIO - 116.6% (Cost $12,655,254)		12,742,844
NET OTHER ASSETS - (16.6)%		(1,814,599)
NET ASSETS - 100%		$ 10,928,245
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 2,971	$ 34
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	3,200	36
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.1020% 11/25/34	Dec. 2034	3,380	32
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.8244% 8/25/34	Sept. 2034	2,971	27
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	2,971	29
Receive from Bank of America, upon default event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	7,095	(2)
Receive from Deutsche Bank, upon default event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	10,650	238
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Deutsche Bank, upon default event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	May 2009	$ 8,895	$ (11)
Receive from Merrill Lynch, Inc. upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	5,085	(352)
Receive from Merrill Lynch, Inc., upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	7,660	(341)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 09/25/34	Oct. 2034	9,300	(2)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	3,200	(5)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	2,971	11
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	3,200	(2)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34

	Nov. 2034	$ 2,971	$ 11
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,971	22
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,730	(12)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,971	(9)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	374	2
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	620	(2)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	430	(1)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35

	June 2035	$ 10,445	$ (121)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	7,465	36
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,971	32
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	17,065	51
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	12,540	37
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon default of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	61,000	240
Receive quarterly notional amount multiplied by .34% and pay Goldman Sachs upon default event of Duke Energy Corp. par value of the notional amount of Duke Energy Corp. 6.25% 1/15/12	March 2011	17,600	147
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	11,200	87
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .38% and pay Bank of America upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14

	March 2011	$ 17,600	$ 158
Receive semi-annually notional amount multiplied by .495% and pay Credit Suisse First Boston, upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	Sept. 2011	5,750	2
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	June 2008	22,335	107
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	June 2008	14,815	70
Receive semi-annually notional amount multiplied by .53% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	June 2008	12,150	65
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	63,135	691
Receive semi-annually notional amount multiplied by .665% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	20,000	254
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive semi-annually notional amount multiplied by .735% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	$ 13,100	$ 207
Receive semi-annually notional amount multiplied by .78% and pay Deutsche Bank, upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	Sept. 2016	2,400	7
TOTAL CREDIT DEFAULT SWAPS		398,187	1,773
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.4771% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2010	140,000	(1,714)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	32,550	57
Receive semi-annually a fixed rate equal to 4.745% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2011	70,000	501
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	315,000	3,273
Receive semi-annually a fixed rate equal to 4.975% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2011	200,000	1,018
Receive semi-annually a fixed rate equal to 5.0375% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2010	270,000	1,774
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2036	100,000	5,987
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.51% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Oct. 2036	$ 75,000	$ 5,094
TOTAL INTEREST RATE SWAPS		1,202,550	15,990
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 5.5 basis points with Lehman Brothers, Inc.	Oct. 2007	200,000	2,482
TOTAL TOTAL RETURN SWAPS		200,000	2,482
		$ 1,800,737	$ 20,245
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration
under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $514,787,000 or 4.7%
of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$9,974,000 due 12/01/06 at 5.30%
BNP Paribas Securities Corp.	$ 587
Banc of America Securities LLC	1,045
Deutsche Bank Securities, Inc.	6,051
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,291
$ 9,974
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$112,189,000 due 12/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 4,073
BNP Paribas Securities Corp.	1,154
Banc of America Securities LLC	35,457
Bank of America, NA	6,788
Barclays Capital, Inc.	31,614
Citigroup Global Markets, Inc.	8,146
Countrywide Securities Corp.	9,345
Societe Generale, New York Branch	2,715
UBS Securities LLC	10,861
WestLB AG	2,036
$ 112,189
$41,991,000 due 12/01/06 at 5.33%
Countrywide Securities Corp.	$ 41,991
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 3,821
Fidelity 2-5 Year Duration Securitized Bond Central Fund	3,071
Fidelity Corporate Bond 1-5 Year Central Fund	3,285
Fidelity Mortgage Backed Securities Central Fund	1,367
Fidelity Specialized High Income Central Fund	1,697
Fidelity Ultra-Short Central Fund	33,427
Total	$ 46,668
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 434,382*	$ -	$ 434,968	20.2%
Fidelity 2-5 Year Duration Securitizied Bond Central Fund	-	725,898*	-	730,993	28.7%
Fidelity Corporate Bond 1-5 Year Central Fund	-	954,714*	-	961,100	73.7%
Fidelity Mortgage Backed Securities Central Fund	-	2,240,754*	-	2,249,493	31.4%
Fidelity Specialized High Income Central Fund	98,514	-	-	100,855	47.6%
Fidelity Ultra-Short Central Fund	1,960,403	700,000	-	2,660,409	22.9%
Total	$ 2,058,917	$ 5,055,739	$ 0	$ 7,137,818

* Includes the value of shares received through in-kind contributions.

Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $12,663,751,000. Net unrealized appreciation aggregated $79,093,000, of which $107,124,000 related to appreciated investment securities and $28,031,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations.When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Investment Grade Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2006

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Investment Grade Bond Fund

1.813047.102

AIGB-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.4%
Ford Motor Co.:
6.375% 2/1/29 (b)	$ 11,350	$ 8,342
6.625% 10/1/28	6,365	4,726
7.45% 7/16/31 (b)	40,245	31,844
		44,912
Media - 1.1%
Comcast Corp.:
4.95% 6/15/16	23,509	22,309
6.45% 3/15/37	11,633	11,977
Gannett Co., Inc. 5.57% 5/26/09 (e)	15,990	15,961
Liberty Media Corp.:
5.7% 5/15/13	8,500	8,075
8.25% 2/1/30	19,105	19,198
News America Holdings, Inc. 7.75% 12/1/45	8,175	9,657
News America, Inc. 6.2% 12/15/34	11,825	11,794
Time Warner, Inc. 6.5% 11/15/36	12,380	12,642
Univision Communications, Inc. 3.875% 10/15/08	9,840	9,399
		121,012
TOTAL CONSUMER DISCRETIONARY		165,924
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (c)	11,020	10,625
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	9,550	9,451
Oil, Gas & Consumable Fuels - 1.1%
Enterprise Products Operating LP 8.375% 8/1/66 (e)	9,770	10,600
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (c)	5,985	6,041
Pemex Project Funding Master Trust:
5.75% 12/15/15 (c)	15,330	15,253
5.75% 12/15/15	25,755	25,626
6.625% 6/15/35 (c)	12,586	12,901
6.625% 6/15/35	65	67
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust: - continued
7.375% 12/15/14	$ 33,610	$ 37,139
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	9,120	9,120
		116,747
TOTAL ENERGY		126,198
FINANCIALS - 8.0%
Capital Markets - 0.8%
Goldman Sachs Group, Inc. 5.25% 10/15/13	19,220	19,258
JPMorgan Chase Capital XX 6.55% 9/29/36	50,190	52,976
Lazard Group LLC 7.125% 5/15/15	16,430	17,295
		89,529
Commercial Banks - 1.4%
Bank of America NA 6% 10/15/36	29,825	31,589
Bank One Corp. 5.25% 1/30/13	13,775	13,836
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,876
Export-Import Bank of Korea 5.25% 2/10/14 (c)	7,225	7,233
HSBC Holdings PLC 6.5% 5/2/36	11,470	12,718
KeyCorp Capital Trust VII 5.7% 6/15/35	18,660	18,045
Korea Development Bank 5.75% 9/10/13	14,578	15,087
Wachovia Bank NA 4.875% 2/1/15	20,250	19,698
Wachovia Corp. 4.875% 2/15/14	1,791	1,752
Wells Fargo Bank NA 5.95% 8/26/36	28,949	30,733
		154,567
Consumer Finance - 0.2%
General Electric Capital Corp. 6.75% 3/15/32	17,695	20,912
Diversified Financial Services - 0.9%
BAC Capital Trust XI 6.625% 5/23/36	16,650	18,449
Citigroup, Inc. 6.125% 8/25/36	21,260	22,833
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(e)	4,325	4,451
JPMorgan Chase & Co.:
4.875% 3/15/14	10,460	10,236
5.75% 1/2/13	2,935	3,025
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	3,838
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (c)	15,505	15,834
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc. 5.125% 6/1/15 (c)	$ 13,035	$ 12,553
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(e)	7,500	7,715
		98,934
Insurance - 0.5%
Assurant, Inc. 5.625% 2/15/14	6,095	6,168
Axis Capital Holdings Ltd. 5.75% 12/1/14	13,335	13,462
Lincoln National Corp. 7% 5/17/66 (e)	8,870	9,516
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(e)	18,775	18,458
Symetra Financial Corp. 6.125% 4/1/16 (c)	10,405	10,675
		58,279
Real Estate Investment Trusts - 2.3%
AMB Property LP 5.9% 8/15/13	9,635	9,906
Archstone-Smith Operating Trust:
5.25% 12/1/10	5,185	5,200
5.25% 5/1/15	12,430	12,363
Boston Properties, Inc. 6.25% 1/15/13	7,487	7,865
Brandywine Operating Partnership LP:
5.625% 12/15/10	10,855	10,992
5.75% 4/1/12	9,625	9,809
Camden Property Trust:
5.875% 6/1/07	6,320	6,334
5.875% 11/30/12	6,435	6,609
Colonial Properties Trust:
4.75% 2/1/10	12,060	11,801
5.5% 10/1/15	12,730	12,577
6.875% 8/15/12	5,000	5,325
Developers Diversified Realty Corp.:
4.625% 8/1/10	975	955
5% 5/3/10	6,840	6,783
5.25% 4/15/11	5,400	5,395
5.375% 10/15/12	5,485	5,500
Duke Realty LP:
5.5% 3/1/16	10,700	10,674
5.95% 2/15/17	4,085	4,210
Equity One, Inc. 6.25% 1/15/17	4,535	4,715
Equity Residential 5.125% 3/15/16	10,765	10,618
Federal Realty Investment Trust:
5.4% 12/1/13	4,880	4,897
6% 7/15/12	3,355	3,466
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
6.2% 1/15/17	$ 2,215	$ 2,328
Healthcare Realty Trust, Inc. 5.125% 4/1/14	4,130	3,999
HRPT Properties Trust 5.75% 11/1/15	2,925	2,953
Liberty Property LP 6.375% 8/15/12	4,617	4,869
Mack-Cali Realty LP:
5.05% 4/15/10	6,290	6,230
7.25% 3/15/09	4,110	4,269
Reckson Operating Partnership LP 5.15% 1/15/11	2,790	2,744
Simon Property Group LP:
4.6% 6/15/10	8,400	8,262
5.1% 6/15/15	16,415	16,239
5.45% 3/15/13	8,720	8,801
7.75% 1/20/11	2,250	2,462
Tanger Properties LP 6.15% 11/15/15	17,300	17,790
United Dominion Realty Trust, Inc. 5.25% 1/15/15	3,645	3,589
Washington (REIT) 5.95% 6/15/11	10,660	10,925
		251,454
Real Estate Management & Development - 1.3%
Colonial Realty LP 6.05% 9/1/16	13,410	13,742
EOP Operating LP:
4.65% 10/1/10	19,625	19,450
4.75% 3/15/14	14,345	14,215
5.875% 1/15/13	7,592	7,985
6.75% 2/15/12	9,295	10,076
7.25% 6/15/28	2,926	3,627
7.5% 4/19/29	13,653	17,433
7.75% 11/15/07	12,245	12,530
7.875% 7/15/31	697	934
Post Apartment Homes LP 6.3% 6/1/13	11,550	11,997
Realogy Corp. 6.5% 10/15/16 (c)	10,795	11,183
Regency Centers LP 6.75% 1/15/12	12,435	13,242
		136,414
Thrifts & Mortgage Finance - 0.6%
Residential Capital Corp.:
6.5% 4/17/13	8,915	9,248
6.875% 6/30/15	10,955	11,695
The PMI Group, Inc. 6% 9/15/16	9,880	10,129
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
4.625% 4/1/14	$ 18,130	$ 17,187
5.79% 9/17/12 (e)	19,000	19,091
		67,350
TOTAL FINANCIALS		877,439
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Cardinal Health, Inc. 5.8% 10/15/16 (c)	12,475	12,642
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (c)	18,035	16,637
Airlines - 0.9%
American Airlines, Inc. pass thru trust certificates:
7.324% 4/15/11	13,531	13,768
7.858% 4/1/13	26,059	28,144
Continental Airlines, Inc. pass thru trust certificates 6.545% 8/2/20	4,398	4,552
U.S. Airways pass thru trust certificates 6.85% 7/30/19	7,408	7,501
United Airlines pass thru trust certificates:
6.071% 9/1/14	4,885	4,909
6.602% 9/1/13	8,607	8,687
7.032% 4/1/12	5,788	5,889
7.186% 10/1/12	14,328	14,596
7.811% 10/1/09	4,909	5,382
		93,428
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	12,745	12,197
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (c)	9,550	11,187
Transportation Infrastructure - 0.2%
BNSF Funding Trust I 6.613% 12/15/55 (e)	17,763	18,368
TOTAL INDUSTRIALS		151,817
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Instruments - 0.2%
Avnet, Inc.:
6% 9/1/15	$ 14,850	$ 14,888
6.625% 9/15/16	10,350	10,838
		25,726
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	9,866
6.375% 8/3/15	10,650	10,779
		20,645
TOTAL INFORMATION TECHNOLOGY		46,371
MATERIALS - 0.2%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	11,735	12,772
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	3,460	3,658
Vale Overseas Ltd. 6.875% 11/21/36	6,625	6,782
		10,440
TOTAL MATERIALS		23,212
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.0%
AT&T, Inc. 6.8% 5/15/36	5,985	6,545
BellSouth Capital Funding Corp. 7.875% 2/15/30	36,887	44,115
Deutsche Telekom International Finance BV 5.25% 7/22/13	11,230	11,124
Embarq Corp.:
7.082% 6/1/16	17,205	17,820
7.995% 6/1/36	20,347	22,021
KT Corp. 5.875% 6/24/14 (c)	7,455	7,714
Sprint Capital Corp.:
6.875% 11/15/28	14,975	15,588
8.75% 3/15/32	18,999	23,789
Telecom Italia Capital SA:
4.95% 9/30/14	11,250	10,554
7.2% 7/18/36	7,990	8,554
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU 7.045% 6/20/36	$ 10,400	$ 11,342
TELUS Corp. yankee 7.5% 6/1/07	18,550	18,735
Verizon Global Funding Corp.:
5.85% 9/15/35	7,208	7,078
7.75% 12/1/30	15,467	18,460
		223,439
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 5% 12/16/13	7,380	7,226
TOTAL TELECOMMUNICATION SERVICES		230,665
UTILITIES - 2.1%
Electric Utilities - 0.8%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	11,616
Exelon Corp. 4.9% 6/15/15	27,100	26,004
Nevada Power Co. 6.5% 5/15/18	26,280	27,276
Pacific Gas & Electric Co. 4.8% 3/1/14	2,670	2,601
Public Service Co. of Colorado 5.5% 4/1/14	7,500	7,630
Southern California Edison Co.:
4.65% 4/1/15	990	952
5% 1/15/14	585	577
TXU Energy Co. LLC 7% 3/15/13	10,903	11,535
		88,191
Gas Utilities - 0.2%
NiSource Finance Corp.:
5.25% 9/15/17	1,435	1,367
5.4% 7/15/14	2,960	2,912
5.45% 9/15/20	9,335	8,899
5.94% 11/23/09 (e)	9,874	9,874
		23,052
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	13,400	13,601
Exelon Generation Co. LLC 5.35% 1/15/14	26,963	26,867
PPL Energy Supply LLC 6.2% 5/15/16	11,895	12,448
TXU Corp. 5.55% 11/15/14	7,555	7,264
		60,180
Multi-Utilities - 0.5%
Dominion Resources, Inc. 7.5% 6/30/66 (e)	12,110	13,251
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16	$ 26,485	$ 27,952
TECO Energy, Inc. 7% 5/1/12	11,415	11,957
		53,160
TOTAL UTILITIES		224,583
TOTAL NONCONVERTIBLE BONDS (Cost $1,827,074)		1,869,476
U.S. Government and Government Agency Obligations - 13.0%

U.S. Government Agency Obligations - 0.2%
Fannie Mae 4.375% 7/17/13	24,005	23,430
U.S. Treasury Inflation Protected Obligations - 6.6%
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	726,746	717,919
U.S. Treasury Obligations - 6.2%
U.S. Treasury Notes:
4.5% 9/30/11 (d)	470,850	471,862
5.125% 6/30/11 (d)	200,000	205,540
TOTAL U.S. TREASURY OBLIGATIONS		677,402
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,414,920)		1,418,751
U.S. Government Agency - Mortgage Securities - 12.1%

Fannie Mae - 11.4%
4.5% 12/1/21 (d)	16,044	15,619
4.5% 12/1/21 (d)	4,810	4,682
5% 12/1/36 (d)	188,063	183,697
5% 12/1/36 (d)	199,321	194,693
5% 12/1/36 (d)	160,000	156,285
5% 12/1/36 (d)	34,000	33,211
5.5% 12/1/36 (d)	273,365	272,309
5.5% 12/1/36 (d)	163,230	162,599
5.5% 12/1/36 (d)	20,645	20,565
5.5% 12/1/36 (d)	35,000	34,865
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 12/1/21 (d)	$ 2,562	$ 2,607
6% 12/1/21 (d)	313	319
6% 12/1/36 (d)	9,075	9,170
6.5% 12/1/36 (d)	14,391	14,684
6.5% 12/1/36 (d)	142,590	145,483
TOTAL FANNIE MAE		1,250,788
Government National Mortgage Association - 0.7%
6.5% 12/1/36 (d)	33,354	34,266
6.5% 12/1/36 (d)	37,937	38,974
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		73,240
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,302,969)		1,324,028
Asset-Backed Securities - 2.7%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.82% 2/25/34 (e)	3,275	3,285
Class M2, 6.42% 2/25/34 (e)	3,700	3,735
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.07% 9/9/30 (c)(e)	2,675	2,722
AmeriCredit Automobile Receivables Trust Series 2005-1 Class E, 5.82% 6/6/12 (c)	517	517
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.68% 12/15/33 (e)	434	434
Series 2004-HE2 Class M1, 5.87% 4/25/34 (e)	9,700	9,771
Bank One Issuance Trust Series 2002-C1 Class C1, 6.28% 12/15/09 (e)	11,295	11,325
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.77% 2/28/44 (e)	4,594	4,600
Capital Auto Receivables Asset Trust:
Series 2006-1 Class D, 7.16% 1/15/13 (c)	4,195	4,215
Series 2006-SN1A Class D, 6.15% 4/20/11 (c)	2,730	2,751
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.33% 8/25/36 (c)(e)	1,449	1,245
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.52% 5/15/09 (e)	6,220	6,220
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (c)	9,210	9,113
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.82% 5/25/34 (e)	$ 11,345	$ 11,384
Series 2004-3 Class M1, 5.82% 6/25/34 (e)	2,175	2,185
Series 2005-3 Class MV1, 5.74% 8/25/35 (e)	12,300	12,338
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	5,545	5,695
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.87% 3/25/34 (e)	600	601
Class M4, 6.22% 3/25/34 (e)	450	452
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	5,810	5,887
Series 2006-C Class D, 6.89% 5/15/13 (c)	4,115	4,090
Fremont Home Loan Trust Series 2005-A:
Class M2, 5.78% 1/25/35 (e)	3,650	3,668
Class M3, 5.81% 1/25/35 (e)	1,975	1,987
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	7,046	7,001
GSAMP Trust:
Series 2004-FM2:
Class M1, 5.82% 1/25/34 (e)	4,994	4,994
Class M2, 6.42% 1/25/34 (e)	1,691	1,691
Class M3, 6.62% 1/25/34 (e)	594	594
Series 2004-OPT Class A1, 5.66% 11/25/34 (e)	2,570	2,574
Home Equity Asset Trust Series 2003-2 Class M1, 6.2% 8/25/33 (e)	3,739	3,740
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.78% 1/20/35 (e)	2,518	2,524
Class M2, 5.81% 1/20/35 (e)	1,891	1,897
Lancer Funding Ltd. Series 2006-1A Class A3, 7.07% 4/6/46 (c)(e)	2,305	2,326
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.71% 10/15/10 (e)	2,155	2,165
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (e)	2,983	2,986
Class M2, 5.87% 7/25/34 (e)	575	576
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (e)	2,830	2,851
Series 2003-NC8 Class M1, 6.02% 9/25/33 (e)	3,930	3,939
Series 2004-NC2 Class M1, 5.87% 12/25/33 (e)	3,765	3,785
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.82% 1/25/32 (e)	2,620	2,622
Series 2002-NC1 Class M1, 6.52% 2/25/32 (c)(e)	4,363	4,484
Series 2002-NC3 Class M1, 6.04% 8/25/32 (e)	2,308	2,309
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (e)	$ 2,150	$ 2,161
Class M4, 6.295% 6/25/34 (e)	3,585	3,605
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.44% 6/25/36 (e)	6,731	6,731
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.85% 3/25/35 (e)	6,910	6,914
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.34% 6/15/33 (e)	7,301	7,386
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (c)(e)	4,513	3,929
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (c)(e)	9,340	9,340
Wachovia Auto Loan Trust Series 2006-2A:
Class A4, 5.23% 3/20/12 (c)	50,000	50,369
Class E, 7.05% 5/20/14 (c)	6,660	6,740
WaMu Master Note Trust Series 2006-C2A Class C2, 5.82% 8/15/15 (c)(e)	17,820	17,820
Washington Mutual Asset-Backed Certificates Series 2006-HE5 Class B2, 7.82% 10/25/36 (c)(e)	6,417	4,668
Whinstone Capital Management Ltd. Series 1A Class B3, 6.2769% 10/25/44 (c)(e)	11,603	11,603
TOTAL ASSET-BACKED SECURITIES (Cost $291,562)		292,544
Collateralized Mortgage Obligations - 3.4%

Private Sponsor - 3.4%
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 4.1028% 12/25/33 (e)	1,255	1,268
Series 2004-B Class 1A1, 3.4572% 3/25/34 (e)	2,863	2,869
Series 2004-C Class 1A1, 3.3269% 4/25/34 (e)	6,633	6,649
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (e)(g)	82,472	10,464
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6% 1/25/35 (e)	22,831	22,875
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 5.65% 5/25/35 (e)	5,931	5,925
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (e)	798	799
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (e)	1,691	1,694
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.2974% 11/19/35 (e)	$ 9,977	$ 9,962
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.84% 10/11/41 (c)(e)	12,935	12,934
Granite Master Issuer PLC floater:
Series 2005-2 Class M1, 5.615% 12/20/54 (e)	19,250	19,255
Series 2006-1A Class C2, 5.975% 12/20/54 (c)(e)	9,100	9,100
Series 2006-2 Class C1, 5.8438% 12/20/54 (e)	22,100	22,117
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 5.78% 11/25/29 (e)	4,936	4,941
Series 2004-G Class A2, 5.8719% 11/25/29 (e)	2,841	2,843
Series 2005-B Class A2, 5.5988% 7/25/30 (e)	4,394	4,400
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (e)	14,781	14,806
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B4, 7.07% 7/10/35 (c)(e)	10,047	10,148
Class B5, 7.67% 7/10/35 (c)(e)	9,484	9,487
Class B6, 8.17% 7/10/35 (c)(e)	4,319	4,449
Series 2003-CB1:
Class B3, 6.77% 6/10/35 (c)(e)	4,591	4,660
Class B4, 6.97% 6/10/35 (c)(e)	4,110	4,187
Class B5, 7.57% 6/10/35 (c)(e)	2,805	2,872
Class B6, 8.07% 6/10/35 (c)(e)	1,665	1,706
Series 2004-A:
Class B4, 6.52% 2/10/36 (c)(e)	5,759	5,811
Class B5, 7.02% 2/10/36 (c)(e)	3,840	3,895
Series 2004-B:
Class B4, 6.42% 2/10/36 (c)(e)	2,115	2,141
Class B5, 6.87% 2/10/36 (c)(e)	1,442	1,453
Class B6, 7.32% 2/10/36 (c)(e)	385	385
Series 2004-C:
Class B4, 6.27% 9/10/36 (c)(e)	2,714	2,751
Class B5, 6.67% 9/10/36 (c)(e)	3,004	3,012
Class B6, 7.07% 9/10/36 (c)(e)	485	485
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 5.82% 1/20/35 (e)	9,602	9,634
Series 2004-4 Class A, 5.7288% 5/20/34 (e)	8,015	8,021
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.63% 7/25/35 (e)	16,810	16,874
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.82% 12/25/36 (e)	$ 4,593	$ 3,901
Thornburg Mortgage Securities Trust floater Series 2005-3:
Class A2, 5.57% 10/25/35 (e)	9,927	9,925
Class A4, 5.6% 10/25/35 (e)	18,621	18,598
WaMu Mortgage pass thru certificates:
floater:
Series 2005-AR13 Class A1C1, 5.51% 10/25/45 (e)	7,994	7,997
Series 2005-AR19 Class A1C1, 5.51% 12/25/45 (e)	4,969	4,971
Series 2005-AR14 Class 1A1, 5.0716% 12/25/35 (e)	20,392	20,227
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8 Class 3A1, 5.2378% 4/25/36 (e)	63,815	63,510
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $372,965)		374,001
Commercial Mortgage Securities - 1.0%

Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 6.18% 7/14/11 (c)(e)	10,873	10,874
Class B, 6.28% 7/14/11 (c)(e)	5,432	5,429
Class C, 6.43% 7/14/11 (c)(e)	10,879	10,881
Class D, 7.06% 7/14/11 (c)(e)	6,275	6,284
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.68% 4/25/34 (c)(e)	6,740	6,753
Class B, 7.22% 4/25/34 (c)(e)	762	773
Class M1, 5.88% 4/25/34 (c)(e)	586	588
Class M2, 6.52% 4/25/34 (c)(e)	586	591
Series 2004-2 Class A, 5.75% 8/25/34 (c)(e)	7,114	7,141
Series 2004-3:
Class A1, 5.69% 1/25/35 (c)(e)	8,284	8,308
Class A2, 5.74% 1/25/35 (c)(e)	1,194	1,198
Class M1, 5.82% 1/25/35 (c)(e)	1,418	1,423
Class M2, 6.32% 1/25/35 (c)(e)	933	941
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (c)	9,742	10,090
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Commercial Mortgage pass thru certificates floater Series 2005-F10A:
Class B, 5.55% 4/15/17 (c)(e)	$ 10,865	$ 10,865
Class C, 5.59% 4/15/17 (c)(e)	4,615	4,615
Class D, 5.63% 4/15/17 (c)(e)	3,750	3,751
Class J, 6.17% 4/15/17 (c)(e)	520	520
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.878% 1/15/37 (c)(e)(g)	186,936	5,011
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-47 Class C, 4.227% 10/16/27	10,986	10,774
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7165% 12/10/41 (e)(g)	16,722	365
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $107,072)		107,175
Municipal Securities - 0.1%

Chicago Board of Ed. Series A, 5.5% 12/1/30 (AMBAC Insured) (Cost $5,884)	5,000	6,150
Foreign Government and Government Agency Obligations - 0.2%

Israeli State 4.625% 6/15/13	12,555	12,131
United Mexican States 5.875% 1/15/14	13,125	13,493
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $25,810)		25,624
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $6,514)	6,585	7,047
Fixed-Income Funds - 65.3%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (f)	4,345,773	434,968
Fidelity 2-5 Year Duration Securitizied Bond Central Fund (f)	7,256,231	730,993
Fidelity Corporate Bond 1-5 Year Central Fund (f)	9,543,248	961,100
Fidelity Mortgage Backed Securities Central Fund (f)	22,407,537	2,249,493
Fixed-Income Funds - continued
	Shares	Value (000s)
Fidelity Specialized High Income Central Fund (f)	1,000,451	$ 100,855
Fidelity Ultra-Short Central Fund (f)	26,737,715	2,660,409
TOTAL FIXED-INCOME FUNDS (Cost $7,121,095)		7,137,818
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (e) (Cost $15,235)	$ 15,235	16,076
Cash Equivalents - 1.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
5.3%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Treasury Obligations) #	$ 9,975	9,974
5.32%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) #	112,206	112,189
5.33%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) # (a)	41,997	41,991
TOTAL CASH EQUIVALENTS (Cost $164,154)		164,154
TOTAL INVESTMENT PORTFOLIO - 116.6% (Cost $12,655,254)		12,742,844
NET OTHER ASSETS - (16.6)%		(1,814,599)
NET ASSETS - 100%		$ 10,928,245
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 2,971	$ 34
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	3,200	36
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.1020% 11/25/34	Dec. 2034	3,380	32
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.8244% 8/25/34	Sept. 2034	2,971	27
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	2,971	29
Receive from Bank of America, upon default event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	7,095	(2)
Receive from Deutsche Bank, upon default event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	10,650	238
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Deutsche Bank, upon default event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	May 2009	$ 8,895	$ (11)
Receive from Merrill Lynch, Inc. upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	5,085	(352)
Receive from Merrill Lynch, Inc., upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	7,660	(341)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 09/25/34	Oct. 2034	9,300	(2)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	3,200	(5)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	2,971	11
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	3,200	(2)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34

	Nov. 2034	$ 2,971	$ 11
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,971	22
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,730	(12)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,971	(9)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	374	2
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	620	(2)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	430	(1)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35

	June 2035	$ 10,445	$ (121)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	7,465	36
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,971	32
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	17,065	51
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	12,540	37
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon default of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	61,000	240
Receive quarterly notional amount multiplied by .34% and pay Goldman Sachs upon default event of Duke Energy Corp. par value of the notional amount of Duke Energy Corp. 6.25% 1/15/12	March 2011	17,600	147
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	11,200	87
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .38% and pay Bank of America upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14

	March 2011	$ 17,600	$ 158
Receive semi-annually notional amount multiplied by .495% and pay Credit Suisse First Boston, upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	Sept. 2011	5,750	2
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	June 2008	22,335	107
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	June 2008	14,815	70
Receive semi-annually notional amount multiplied by .53% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	June 2008	12,150	65
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	63,135	691
Receive semi-annually notional amount multiplied by .665% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	20,000	254
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive semi-annually notional amount multiplied by .735% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	$ 13,100	$ 207
Receive semi-annually notional amount multiplied by .78% and pay Deutsche Bank, upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	Sept. 2016	2,400	7
TOTAL CREDIT DEFAULT SWAPS		398,187	1,773
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.4771% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2010	140,000	(1,714)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	32,550	57
Receive semi-annually a fixed rate equal to 4.745% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2011	70,000	501
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	315,000	3,273
Receive semi-annually a fixed rate equal to 4.975% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2011	200,000	1,018
Receive semi-annually a fixed rate equal to 5.0375% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2010	270,000	1,774
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2036	100,000	5,987
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.51% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Oct. 2036	$ 75,000	$ 5,094
TOTAL INTEREST RATE SWAPS		1,202,550	15,990
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 5.5 basis points with Lehman Brothers, Inc.	Oct. 2007	200,000	2,482
TOTAL TOTAL RETURN SWAPS		200,000	2,482
		$ 1,800,737	$ 20,245
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration
under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $514,787,000 or 4.7%
of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$9,974,000 due 12/01/06 at 5.30%
BNP Paribas Securities Corp.	$ 587
Banc of America Securities LLC	1,045
Deutsche Bank Securities, Inc.	6,051
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,291
$ 9,974
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$112,189,000 due 12/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 4,073
BNP Paribas Securities Corp.	1,154
Banc of America Securities LLC	35,457
Bank of America, NA	6,788
Barclays Capital, Inc.	31,614
Citigroup Global Markets, Inc.	8,146
Countrywide Securities Corp.	9,345
Societe Generale, New York Branch	2,715
UBS Securities LLC	10,861
WestLB AG	2,036
$ 112,189
$41,991,000 due 12/01/06 at 5.33%
Countrywide Securities Corp.	$ 41,991
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 3,821
Fidelity 2-5 Year Duration Securitized Bond Central Fund	3,071
Fidelity Corporate Bond 1-5 Year Central Fund	3,285
Fidelity Mortgage Backed Securities Central Fund	1,367
Fidelity Specialized High Income Central Fund	1,697
Fidelity Ultra-Short Central Fund	33,427
Total	$ 46,668
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 434,382*	$ -	$ 434,968	20.2%
Fidelity 2-5 Year Duration Securitizied Bond Central Fund	-	725,898*	-	730,993	28.7%
Fidelity Corporate Bond 1-5 Year Central Fund	-	954,714*	-	961,100	73.7%
Fidelity Mortgage Backed Securities Central Fund	-	2,240,754*	-	2,249,493	31.4%
Fidelity Specialized High Income Central Fund	98,514	-	-	100,855	47.6%
Fidelity Ultra-Short Central Fund	1,960,403	700,000	-	2,660,409	22.9%
Total	$ 2,058,917	$ 5,055,739	$ 0	$ 7,137,818

* Includes the value of shares received through in-kind contributions.

Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $12,663,751,000. Net unrealized appreciation aggregated $79,093,000, of which $107,124,000 related to appreciated investment securities and $28,031,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations.When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short Term Bond Fund

November 30, 2006

1.813036.102

STP-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.7%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp.:
5.75% 8/10/09	$ 15,600	$ 15,718
5.75% 9/8/11	13,480	13,557
5.82% 3/13/09 (f)	11,200	11,209
		40,484
Household Durables - 0.3%
Whirlpool Corp. 6.125% 6/15/11	20,500	21,081
Media - 1.6%
AOL Time Warner, Inc. 6.75% 4/15/11	15,000	15,829
Continental Cablevision, Inc. 9% 9/1/08	30,400	32,341
Cox Communications, Inc.:
3.875% 10/1/08	14,785	14,392
6.4% 8/1/08	3,170	3,212
Hearst-Argyle Television, Inc. 7% 11/15/07	5,750	5,791
Liberty Media Corp.:
7.75% 7/15/09	3,900	4,067
7.875% 7/15/09	5,000	5,226
Time Warner Entertainment Co. LP 7.25% 9/1/08	12,764	13,181
Univision Communications, Inc.:
3.5% 10/15/07	2,515	2,457
3.875% 10/15/08	10,110	9,657
Viacom, Inc. 5.75% 4/30/11	4,045	4,079
		110,232
TOTAL CONSUMER DISCRETIONARY		171,797
CONSUMER STAPLES - 0.3%
Food Products - 0.2%
H.J. Heinz Co. 6.428% 12/1/08 (c)(f)	5,935	6,055
Kraft Foods, Inc. 4% 10/1/08	7,770	7,610
		13,665
Tobacco - 0.1%
Altria Group, Inc. 5.625% 11/4/08	9,500	9,566
TOTAL CONSUMER STAPLES		23,231
ENERGY - 1.8%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	6,415	6,349
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp. 3.25% 5/1/08	$ 20,000	$ 19,408
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	7,435	7,332
Delek & Avner Yam Tethys Ltd. 5.326% 8/1/13 (c)	7,441	7,274
Duke Capital LLC:
4.37% 3/1/09	9,565	9,382
7.5% 10/1/09	9,800	10,355
Enterprise Products Operating LP:
4% 10/15/07	10,520	10,385
4.625% 10/15/09	11,730	11,531
Kinder Morgan Energy Partners LP:
5.35% 8/15/07	8,100	8,091
6.3% 2/1/09	2,005	2,041
Pemex Project Funding Master Trust:
6.125% 8/15/08	15,990	16,166
9.125% 10/13/10	10,000	11,250
Petroleum Export Ltd.:
4.623% 6/15/10 (c)	4,813	4,757
4.633% 6/15/10 (c)	2,892	2,858
		120,830
TOTAL ENERGY		127,179
FINANCIALS - 7.1%
Capital Markets - 0.6%
Bank of New York Co., Inc.:
3.4% (f)	14,750	14,443
4.25% 9/4/12 (f)	7,460	7,419
Janus Capital Group, Inc. 5.875% 9/15/11	2,600	2,644
Lehman Brothers Holdings E-Capital Trust I 6.155% 8/19/65 (f)	6,380	6,500
Lehman Brothers Holdings, Inc. 4.25% 1/27/10	3,260	3,193
Merrill Lynch & Co., Inc. 3.7% 4/21/08	6,910	6,773
Morgan Stanley:
3.625% 4/1/08	425	416
5.8% 4/1/07	1,500	1,501
		42,889
Commercial Banks - 0.7%
Bank One Corp. 6% 8/1/08	4,700	4,774
Corporacion Andina de Fomento yankee 7.25% 3/1/07	4,435	4,453
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank:
3.875% 3/2/09	$ 12,600	$ 12,215
4.75% 7/20/09	5,500	5,450
Wells Fargo & Co. 3.98% 10/29/10	21,905	21,135
		48,027
Consumer Finance - 0.9%
American General Finance Corp. 4.5% 11/15/07	5,200	5,170
Household Finance Corp.:
4.125% 12/15/08	4,170	4,100
4.75% 5/15/09	8,978	8,927
6.4% 6/17/08	2,715	2,766
Household International, Inc. 5.836% 2/15/08	10,500	10,580
HSBC Finance Corp. 4.125% 3/11/08	13,140	12,979
MBNA Capital I 8.278% 12/1/26	4,885	5,093
Nelnet, Inc. 7.4% (f)	12,600	12,878
		62,493
Diversified Financial Services - 0.6%
Bank of America Corp. 7.4% 1/15/11	485	528
Iberbond 2004 PLC 4.826% 12/24/17 (i)	11,350	11,032
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (f)	1,750	1,756
ILFC E-Capital Trust I 5.9% 12/21/65 (c)(f)	8,150	8,293
J.P. Morgan & Co., Inc. 6.25% 1/15/09	4,935	5,027
Keycorp Institutional Capital B 8.25% 12/15/26	7,850	8,182
Prime Property Funding II 6.25% 5/15/07 (c)	6,000	6,009
		40,827
Insurance - 0.7%
Hartford Financial Services Group, Inc. 5.55% 8/16/08	3,565	3,590
The Chubb Corp.:
4.934% 11/16/07	15,345	15,304
5.472% 8/16/08	15,000	15,088
The St. Paul Travelers Companies, Inc.:
5.01% 8/16/07	7,185	7,155
5.75% 3/15/07	3,818	3,823
Travelers Property Casualty Corp. 3.75% 3/15/08	2,830	2,768
		47,728
Real Estate Investment Trusts - 2.4%
Arden Realty LP 8.5% 11/15/10	7,855	8,806
AvalonBay Communities, Inc. 5% 8/1/07	5,260	5,244
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP:
4.5% 11/1/09	$ 13,390	$ 13,104
5.625% 12/15/10	7,470	7,564
BRE Properties, Inc. 7.2% 6/15/07	7,990	8,055
Camden Property Trust:
4.375% 1/15/10	5,440	5,327
5.875% 6/1/07	3,305	3,312
Colonial Properties Trust:
4.75% 2/1/10	5,005	4,897
7% 7/14/07	4,784	4,827
Developers Diversified Realty Corp.:
3.875% 1/30/09	13,995	13,583
5% 5/3/10	4,910	4,869
7% 3/19/07	7,905	7,940
Duke Realty LP:
5.25% 1/15/10	3,215	3,219
5.625% 8/15/11	4,580	4,648
Federal Realty Investment Trust 8.75% 12/1/09	3,785	4,141
iStar Financial, Inc. 5.73% 9/15/09 (c)(f)	12,630	12,635
JDN Realty Corp. 6.95% 8/1/07	3,215	3,233
Mack-Cali Realty LP 7.25% 3/15/09	2,580	2,680
ProLogis Trust 7.1% 4/15/08	8,870	9,051
Simon Property Group LP:
4.6% 6/15/10	8,660	8,518
4.875% 8/15/10	13,630	13,548
5.6% 9/1/11	8,605	8,759
7.75% 1/20/11	1,385	1,516
Tanger Properties LP 9.125% 2/15/08	9,630	10,021
		169,497
Real Estate Management & Development - 0.6%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	6,260	6,315
EOP Operating LP:
4.65% 10/1/10	17,498	17,342
6.763% 6/15/07	8,650	8,716
7.75% 11/15/07	3,100	3,172
Realogy Corp. 6.15% 10/15/11 (c)	5,120	5,245
		40,790
Thrifts & Mortgage Finance - 0.6%
Countrywide Home Loans, Inc. 5.625% 5/15/07	3,765	3,769
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Independence Community Bank Corp. 3.75% (f)	$ 4,000	$ 3,868
Residential Capital Corp.:
6.4738% 4/17/09 (f)	6,635	6,705
6.7419% 6/29/07 (f)	15,000	15,081
Washington Mutual, Inc. 4.375% 1/15/08	11,170	11,067
		40,490
TOTAL FINANCIALS		492,741
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
UnitedHealth Group, Inc.:
3.75% 2/10/09	1,700	1,652
4.125% 8/15/09	3,525	3,440
		5,092
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (c)	14,430	14,146
Air Freight & Logistics - 0.2%
FedEx Corp. 5.5% 8/15/09	18,575	18,736
Airlines - 0.8%
America West Airlines pass thru certificates 7.33% 7/2/08	8,211	8,252
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,603	1,611
6.978% 10/1/12	318	325
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	15,400	15,612
7.056% 3/15/11	2,110	2,182
United Airlines pass thru trust certificates:
6.071% 9/1/14	4,391	4,413
6.201% 3/1/10	3,632	3,650
6.602% 9/1/13	8,906	8,990
7.186% 10/1/12	8,379	8,536
		53,571
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 3.75% 4/1/09	$ 6,060	$ 5,835
TOTAL INDUSTRIALS		92,288
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.3%
Motorola, Inc. 4.608% 11/16/07	24,000	23,867
MATERIALS - 0.2%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (c)	4,365	4,511
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	6,130	6,011
TOTAL MATERIALS		10,522
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.7%
Ameritech Capital Funding Corp. 6.25% 5/18/09	7,715	7,842
AT&T Corp. 6% 3/15/09	15,575	15,876
BellSouth Corp. 4.2% 9/15/09	7,115	6,953
Deutsche Telekom International Finance BV 5.375% 3/23/11	20,000	20,100
Sprint Capital Corp. 6% 1/15/07	11,760	11,761
Telecom Italia Capital SA:
4% 11/15/08	16,130	15,747
4% 1/15/10	15,080	14,458
Telefonica Emisiones SAU 5.984% 6/20/11	26,000	26,697
Telefonos de Mexico SA de CV:
4.5% 11/19/08	12,600	12,399
4.75% 1/27/10	12,910	12,686
TELUS Corp. yankee 7.5% 6/1/07	16,185	16,346
Verizon Global Funding Corp.:
6.125% 6/15/07	12,295	12,348
7.25% 12/1/10	13,925	14,982
		188,195
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
America Movil SA de CV 4.125% 3/1/09	$ 17,610	$ 17,181
Vodafone Group PLC 5.5% 6/15/11	20,000	20,238
		37,419
TOTAL TELECOMMUNICATION SERVICES		225,614
UTILITIES - 2.8%
Electric Utilities - 1.2%
American Electric Power Co., Inc. 4.709% 8/16/07	14,020	13,956
Entergy Corp. 7.75% 12/15/09 (c)	12,000	12,756
Exelon Corp. 4.45% 6/15/10	14,150	13,789
Pepco Holdings, Inc.:
4% 5/15/10	4,570	4,385
5.5% 8/15/07	16,221	16,233
Progress Energy, Inc. 7.1% 3/1/11	20,505	22,088
TXU Energy Co. LLC 6.125% 3/15/08	3,510	3,542
		86,749
Gas Utilities - 0.1%
NiSource Finance Corp. 7.875% 11/15/10	3,925	4,270
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc.:
6.125% 9/1/09	21,680	22,191
6.35% 4/1/07	11,715	11,747
TXU Corp. 4.8% 11/15/09	6,500	6,370
		40,308
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
4.125% 2/15/08	9,925	9,797
6.3% (f)	4,580	4,657
DTE Energy Co. 5.63% 8/16/07	11,380	11,399
MidAmerican Energy Holdings, Co. 4.625% 10/1/07	4,180	4,158
PSEG Funding Trust I 5.381% 11/16/07	12,900	12,894
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy:
4.621% 5/17/07	$ 13,620	$ 13,577
4.75% 5/15/09	4,475	4,432
		60,914
TOTAL UTILITIES		192,241
TOTAL NONCONVERTIBLE BONDS (Cost $1,364,067)		1,364,572
U.S. Government and Government Agency Obligations - 17.3%

U.S. Government Agency Obligations - 7.2%
Fannie Mae:
3.25% 8/15/08	12,882	12,554
3.25% 2/15/09	128,000	123,873
4% 9/2/08	73,170	72,030
Freddie Mac:
2.7% 3/16/07	84,000	83,385
3.875% 6/15/08	206,221	203,450
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		495,292
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 (e)	45,165	46,508
U.S. Treasury Obligations - 9.4%
U.S. Treasury Bonds 12% 8/15/13	61,275	68,585
U.S. Treasury Notes:
3.375% 2/15/08 (b)	152,700	150,219
4.875% 10/31/08 (b)(d)	349,275	350,821
4.875% 5/15/09	84,000	84,653
TOTAL U.S. TREASURY OBLIGATIONS		654,278
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,197,874)		1,196,078
U.S. Government Agency - Mortgage Securities - 12.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 8.6%
3.73% 10/1/33 (f)	$ 668	$ 658
3.732% 1/1/35 (f)	954	943
3.75% 1/1/34 (f)	646	636
3.763% 12/1/34 (f)	658	651
3.768% 10/1/33 (f)	600	592
3.786% 6/1/34 (f)	2,909	2,852
3.793% 12/1/34 (f)	147	145
3.81% 6/1/33 (f)	517	513
3.817% 10/1/33 (f)	8,962	8,852
3.829% 1/1/35 (f)	1,801	1,781
3.835% 4/1/33 (f)	1,927	1,913
3.849% 1/1/35 (f)	552	548
3.851% 10/1/33 (f)	16,548	16,372
3.867% 1/1/35 (f)	1,053	1,044
3.881% 6/1/33 (f)	2,541	2,518
3.888% 10/1/34 (f)	702	700
3.917% 12/1/34 (f)	685	681
3.94% 6/1/34 (f)	4,822	4,745
3.952% 5/1/33 (f)	198	196
3.953% 1/1/35 (f)	705	700
3.979% 5/1/34 (f)	181	185
3.995% 2/1/35 (f)	564	564
4.022% 2/1/35 (f)	498	498
4.026% 1/1/35 (f)	287	290
4.034% 10/1/18 (f)	586	580
4.036% 1/1/35 (f)	407	404
4.079% 2/1/35 (f)	341	341
4.081% 4/1/33 (f)	258	258
4.081% 2/1/35 (f)	999	1,000
4.093% 2/1/35 (f)	354	359
4.103% 1/1/35 (f)	1,068	1,065
4.106% 1/1/35 (f)	1,076	1,073
4.111% 2/1/35 (f)	1,286	1,279
4.131% 2/1/35 (f)	903	918
4.132% 1/1/35 (f)	1,835	1,834
4.141% 7/1/34 (f)	3,120	3,077
4.157% 10/1/34 (f)	1,374	1,370
4.162% 11/1/34 (f)	245	245
4.169% 1/1/35 (f)	1,612	1,585
4.177% 1/1/35 (f)	1,934	1,929
4.215% 1/1/35 (f)	523	521
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.25% 1/1/34 (f)	$ 953	$ 945
4.25% 2/1/34 (f)	775	768
4.25% 2/1/35 (f)	660	650
4.27% 8/1/33 (f)	1,168	1,164
4.278% 3/1/35 (f)	568	565
4.286% 10/1/33 (f)	317	315
4.289% 10/1/34 (f)	155	156
4.295% 3/1/33 (f)	291	286
4.3% 1/1/34 (f)	4,828	4,789
4.303% 5/1/35 (f)	766	763
4.305% 1/1/34 (f)	973	966
4.31% 3/1/33 (f)	390	384
4.31% 3/1/33 (f)	883	880
4.318% 6/1/33 (f)	424	422
4.326% 3/1/35 (f)	1,354	1,348
4.35% 1/1/35 (f)	831	820
4.362% 2/1/34 (f)	1,659	1,648
4.362% 4/1/35 (f)	348	346
4.394% 10/1/34 (f)	4,021	3,982
4.4% 10/1/34 (f)	6,978	6,954
4.401% 5/1/35 (f)	1,773	1,771
4.402% 2/1/35 (f)	1,210	1,194
4.429% 3/1/35 (f)	917	905
4.453% 8/1/34 (f)	2,168	2,155
4.463% 5/1/35 (f)	5,225	5,211
4.472% 5/1/35 (f)	602	600
4.479% 1/1/35 (f)	802	804
4.504% 7/1/34 (f)	3,040	3,019
4.513% 1/1/35 (f)	728	727
4.515% 10/1/35 (f)	356	354
4.518% 8/1/35 (f)	1,515	1,511
4.522% 2/1/35 (f)	3,708	3,692
4.523% 2/1/35 (f)	576	575
4.533% 7/1/35 (f)	2,219	2,213
4.543% 1/1/35 (f)	1,199	1,198
4.557% 6/1/35 (f)	2,098	2,095
4.563% 2/1/35 (f)	358	356
4.57% 7/1/35 (f)	1,797	1,793
4.576% 2/1/35 (f)	348	345
4.58% 2/1/35 (f)	2,877	2,851
4.596% 11/1/34 (f)	374	371
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.598% 2/1/35 (f)	$ 2,869	$ 2,856
4.624% 3/1/35 (f)	283	283
4.636% 9/1/35 (f)	4,594	4,577
4.64% 1/1/33 (f)	469	469
4.654% 3/1/35 (f)	4,579	4,577
4.695% 9/1/34 (f)	217	219
4.706% 6/1/35 (f)	5,499	5,500
4.712% 2/1/33 (f)	140	142
4.713% 10/1/32 (f)	107	107
4.725% 10/1/34 (f)	2,492	2,482
4.728% 7/1/34 (f)	1,810	1,805
4.746% 5/1/33 (f)	36	37
4.763% 10/1/32 (f)	203	205
4.763% 12/1/34 (f)	699	696
4.772% 12/1/34 (f)	301	299
4.775% 1/1/35 (f)	110	111
4.792% 2/1/35 (f)	2,563	2,551
4.796% 9/1/34 (f)	11,480	11,445
4.803% 12/1/32 (f)	769	773
4.808% 8/1/34 (f)	596	599
4.812% 11/1/34 (f)	1,954	1,948
4.821% 10/1/35 (f)	2,650	2,654
4.824% 9/1/34 (f)	1,872	1,868
4.828% 2/1/33 (f)	944	948
4.835% 9/1/34 (f)	223	222
4.835% 9/1/34 (f)	2,389	2,383
4.841% 10/1/35 (f)	2,034	2,028
4.852% 1/1/35 (f)	12,682	12,649
4.855% 8/1/34 (f)	2,554	2,550
4.868% 7/1/34 (f)	3,312	3,309
4.895% 10/1/35 (f)	1,702	1,706
4.933% 2/1/35 (f)	6,735	6,723
4.955% 8/1/34 (f)	7,413	7,420
4.976% 2/1/35 (f)	216	216
4.988% 11/1/32 (f)	440	443
4.989% 12/1/32 (f)	81	81
4.991% 11/1/35 (f)	45,113	44,991
5% 3/1/18 to 10/1/18	13,254	13,167
5.004% 4/1/35 (f)	2,001	2,006
5.005% 9/1/34 (f)	9,129	9,141
5.057% 7/1/34 (f)	304	305
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.058% 11/1/34 (f)	$ 148	$ 148
5.077% 5/1/35 (f)	3,684	3,697
5.095% 9/1/34 (f)	718	720
5.1% 1/1/34 (f)	590	594
5.105% 5/1/35 (f)	2,230	2,239
5.115% 1/1/36 (f)	6,020	6,044
5.174% 5/1/35 (f)	2,508	2,512
5.179% 8/1/33 (f)	867	872
5.181% 3/1/35 (f)	349	351
5.183% 6/1/35 (f)	2,576	2,589
5.267% 11/1/36 (f)	3,050	3,071
5.288% 7/1/35 (f)	327	329
5.339% 12/1/34 (f)	948	953
5.382% 2/1/36 (f)	24,494	24,597
5.409% 2/1/36 (f)	1,264	1,275
5.5% 3/1/13 to 5/1/25	72,904	73,351
5.505% 5/1/36 (f)	4,608	4,652
5.512% 5/1/36 (f)	2,358	2,379
5.516% 4/1/36 (f)	31,384	31,613
5.541% 11/1/36 (f)	6,344	6,404
5.838% 3/1/36 (f)	9,644	9,784
5.839% 1/1/36 (f)	6,664	6,748
5.981% 4/1/36 (f)	5,439	5,529
6.082% 4/1/36 (f)	1,560	1,587
6.212% 4/1/36 (f)	3,591	3,661
6.5% 11/1/11 to 3/1/35	44,784	45,909
6.639% 9/1/36 (f)	13,113	13,454
6.754% 9/1/36 (f)	50,422	51,866
7% 12/1/07 to 5/1/32	5,858	6,021
7.5% 6/1/12 to 11/1/31	351	362
11.5% 11/1/15	153	164
TOTAL FANNIE MAE		598,272
Freddie Mac - 3.6%
3.956% 3/1/34 (f)	6,792	6,677
4.053% 12/1/34 (f)	618	616
4.107% 1/1/35 (f)	847	838
4.113% 12/1/34 (f)	926	918
4.159% 1/1/34 (f)	9,084	8,971
4.275% 3/1/35 (f)	771	762
4.281% 3/1/34 (f)	6,606	6,531
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.294% 5/1/35 (f)	$ 1,377	$ 1,366
4.298% 12/1/34 (f)	961	945
4.31% 2/1/35 (f)	1,741	1,728
4.312% 1/1/35 (f)	2,001	1,999
4.33% 10/1/34 (f)	1,456	1,450
4.379% 2/1/35 (f)	996	980
4.407% 8/1/35 (f)	17,393	17,273
4.433% 2/1/34 (f)	760	753
4.434% 6/1/35 (f)	1,153	1,145
4.44% 3/1/35 (f)	903	888
4.457% 3/1/35 (f)	1,038	1,022
4.548% 2/1/35 (f)	1,511	1,490
4.783% 10/1/32 (f)	115	115
4.809% 3/1/33 (f)	319	318
4.922% 11/1/35 (f)	3,967	3,966
4.928% 9/1/35 (f)	4,445	4,414
4.99% 4/1/35 (f)	4,184	4,187
5.244% 1/1/36 (f)	4,266	4,283
5.296% 6/1/35 (f)	3,016	3,023
5.374% 12/1/35 (f)	33,198	33,271
5.5% 12/1/21 (d)	28,672	28,806
5.5% 7/1/23 to 4/1/24	15,212	15,217
5.6% 12/1/35 (f)	6,832	6,892
5.603% 1/1/36 (f)	10,140	10,181
5.614% 4/1/32 (f)	126	127
5.628% 8/1/33 (f)	405	409
5.892% 6/1/35 (f)	1,969	1,993
6.77% 9/1/36 (f)	9,652	9,920
6.787% 9/1/36 (f)	46,162	47,490
7.5% 7/1/34	17,470	18,180
8.5% 5/1/27 to 7/1/28	461	502
12% 11/1/19	43	48
TOTAL FREDDIE MAC		249,694
Government National Mortgage Association - 0.2%
3.75% 1/20/34 (f)	5,227	5,193
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
4.25% 7/20/34 (f)	$ 1,278	$ 1,266
7% 11/15/27 to 8/15/32	5,806	6,034
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		12,493
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $858,825)		860,459
Asset-Backed Securities - 19.3%

Accredited Mortgage Loan Trust:
Series 2003-2 Class A1, 4.23% 10/25/33	3,843	3,736
Series 2003-3 Class A1, 4.46% 1/25/34	3,609	3,492
Series 2004-2 Class A2, 5.62% 7/25/34 (f)	9,544	9,576
Series 2004-4 Class A2D, 5.67% 1/25/35 (f)	1,350	1,354
ACE Securities Corp.:
Series 2003-HE1:
Class M1, 5.97% 11/25/33 (f)	1,852	1,860
Class M2, 7.02% 11/25/33 (f)	1,228	1,241
Series 2004-OP1 Class M1, 5.84% 4/25/34 (f)	835	835
Series 2006-OP1 Class M1, 5.6% 4/25/36 (f)	8,000	8,003
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (c)	8,000	7,876
American Express Credit Account Master Trust Series 2004-C Class C, 5.82% 2/15/12 (c)(f)	7,151	7,165
AmeriCredit Automobile Receivables Trust:
Series 2004-1:
Class B, 3.7% 1/6/09	478	477
Class C, 4.22% 7/6/09	720	714
Class D, 5.07% 7/6/10	5,065	5,045
Series 2004-CA Class A4, 3.61% 5/6/11	2,505	2,465
Series 2005-1 Class D, 5.04% 5/6/11	9,500	9,479
Series 2005-CF Class A4, 4.63% 6/6/12	11,130	11,069
Series 2005-DA Class A4, 5.02% 11/6/12	15,975	16,020
Series 2006-1 Class D, 5.49% 4/6/12	4,635	4,667
Series 2006-RM Class A1, 5.37% 10/6/09	14,000	14,020
Ameriquest Mississippi, Inc. Series 2006-M3:
Class M7, 6.17% 10/25/36 (f)	5,044	5,027
Class M9, 7.0152% 10/25/36 (f)	3,231	3,231
Ameriquest Mortgage Securities, Inc.:
Series 2004-R10 Class M1, 6.02% 11/25/34 (f)	5,485	5,514
Series 2004-R11 Class M1, 5.98% 11/25/34 (f)	8,015	8,063
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 5.65% 6/25/32 (f)	$ 881	$ 884
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (c)	15,900	15,681
Argent Securities Trust Series 2006-M1 Class M7, 6.32% 7/25/36 (f)	4,400	4,392
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.5136% 9/25/33 (f)	14,400	14,553
Series 2003-W7:
Class A2, 5.71% 3/1/34 (f)	345	347
Class M1, 6.01% 3/1/34 (f)	11,700	11,773
Series 2003-W9 Class M1, 6.01% 3/25/34 (f)	7,036	7,073
Series 2004-W11 Class M2, 6.02% 11/25/34 (f)	3,030	3,061
Series 2004-W5 Class M1, 5.92% 4/25/34 (f)	3,990	3,996
Arran Funding Ltd. Series 2005-A Class C, 5.65% 12/15/10 (f)	14,290	14,287
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.68% 12/15/33 (f)	284	284
Series 2004-HE3 Class M2, 6.44% 6/25/34 (f)	3,325	3,353
Series 2005-HE2:
Class M1, 5.77% 3/25/35 (f)	7,116	7,155
Class M2, 5.82% 3/25/35 (f)	1,780	1,792
Series 2005-HE3 Class A4, 5.52% 4/25/35 (f)	7,900	7,903
Series 2006-HE2 Class M3, 5.71% 3/25/36 (f)	3,195	3,203
Bayview Financial Asset Trust Series 2003-F Class A, 5.82% 9/28/43 (f)	3,997	3,999
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.77% 2/28/44 (f)	3,116	3,121
Bear Stearns Asset Backed Securities, Inc. Series 2004-HE8 Class M1, 5.97% 9/25/34 (f)	7,205	7,220
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	3,965	3,931
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.695% 6/15/10 (f)	4,675	4,698
Series 2006-1 Class B, 5.26% 10/15/10	2,055	2,061
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	1,030	1,038
Class C, 5.77% 5/20/10 (c)	990	998
Class D, 6.15% 4/20/11 (c)	1,680	1,693
Capital One Auto Finance Trust:
Series 2005-BSS:
Class B, 4.32% 5/15/10	5,385	5,334
Series D, 4.8% 9/15/12	4,585	4,562
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital One Auto Finance Trust: - continued
Series 2006-B Class A3A, 5.45% 2/15/11	$ 12,500	$ 12,599
Capital One Master Trust:
Series 2001-1 Class B, 5.83% 12/15/10 (f)	8,715	8,747
Series 2001-6 Class C, 6.7% 6/15/11 (c)	13,900	14,238
Capital One Prime Auto Receivable Trust Series 2005-1 Class B, 4.58% 8/15/12	7,118	7,040
Carmax Auto Owner Trust Series 2006-2 Class C, 5.53% 3/15/13	5,185	5,256
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.33% 8/25/36 (c)(f)	890	765
Caterpillar Financial Asset Trust Series 2006-A:
Class A3, 5.57% 5/25/10	12,300	12,299
Class B, 5.71% 6/25/12	13,600	13,596
CDC Mortgage Capital Trust Series 2002-HE2 Class M1, 6.37% 1/25/33 (f)	4,362	4,364
Chase Auto Owner Trust Series 2006-B Class B, 5.24% 4/15/14	6,470	6,507
Chase Credit Card Master Trust Series 2003-6 Class B, 5.67% 2/15/11 (f)	9,850	9,911
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.52% 5/15/09 (f)	4,125	4,125
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.79% 6/15/12 (f)	13,025	13,091
Series 2006-C3 Class C3, 5.55% 6/15/11 (f)	12,500	12,500
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	12,130	12,143
Class B, 5.23% 2/20/13	3,464	3,466
Class D, 5.48% 2/20/13	3,850	3,855
Series 2006-VT2 Class A3, 5.07% 2/20/10	17,470	17,504
Citibank Credit Card Issuance Trust:
Series 2002-C1 Class C1, 6.36% 2/9/09 (f)	13,600	13,620
Series 2003-C1 Class C1, 6.4681% 4/7/10 (f)	12,200	12,353
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 5.73% 12/25/33 (c)(f)	4,977	4,983
CNH Equipment Trust Series 2005-B Class B, 4.57% 7/16/12	3,195	3,136
College Loan Corp. Trust I Series 2006-1 Class AIO, 10% 7/25/08 (h)	24,670	4,016
Countrywide Home Loans, Inc.:
Series 2004-2:
Class 3A4, 5.57% 7/25/34 (f)	1,386	1,387
Class M1, 5.82% 5/25/34 (f)	5,200	5,218
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.: - continued
Series 2004-3 Class 3A4, 5.57% 8/25/34 (f)	$ 2,771	$ 2,776
Series 2004-4:
Class A, 5.69% 8/25/34 (f)	608	609
Class M2, 5.85% 6/25/34 (f)	4,405	4,426
Series 2005-1 Class M1, 5.74% 8/25/35 (f)	2,755	2,763
CPS Auto Receivables Trust:
Series 2006-A Class A2, 5.22% 1/15/10 (c)	2,781	2,779
Series 2006-B Class A3, 5.73% 6/15/16 (c)	5,720	5,745
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	7,260	7,160
Credit-Based Asset Backed Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 5.59% 5/25/36 (c)(f)	6,856	6,856
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A Class C, 5.074% 6/15/35 (c)	3,662	3,635
Daimler Chrysler Auto Trust Series 2006-C Class A2, 5.25% 5/8/09	8,515	8,520
DaimlerChrysler Auto Trust Series 2004-B Class B, 3.89% 1/8/11	3,230	3,179
Discover Card Master Trust I Series 2003-4 Class B1, 5.65% 5/16/11 (f)	11,240	11,297
Diversified REIT Trust Series 2000-1A:
Class A2, 6.971% 3/8/10 (c)	4,194	4,288
Class E, 6.971% 3/8/10 (c)	4,135	4,308
Drive Auto Receivables Trust:
Series 2005-1 Class A3, 3.75% 4/15/09 (c)	2,414	2,403
Series 2005-3 Class A3, 4.99% 10/15/10 (c)	10,525	10,494
Series 2006-1 Class A3, 5.49% 4/15/11 (c)	7,360	7,407
Series 2006-2 Class A3, 5.33% 4/15/14 (c)	12,295	12,388
DriveTime Auto Owner Trust Series 2006-B Class A3, 5.23% 8/15/12 (c)	8,515	8,515
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 6.127% 5/28/35 (f)	1,389	1,389
Class AB3, 6.2855% 5/28/35 (f)	247	248
Fieldstone Mortgage Investment Corp. Series 2006-2:
Class 2A2, 5.49% 7/25/36 (f)	5,670	5,671
Class M1, 5.63% 7/25/36 (f)	11,330	11,338
First Franklin Mortgage Loan Trust Series 2006-FF14:
Class A5, 5.49% 10/25/36 (f)	7,495	7,495
Class M1, 5.59% 10/25/36 (f)	6,665	6,667
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (c)	$ 4,955	$ 4,940
Ford Credit Auto Owner Trust:
Series 2005-A:
Class A4, 3.72% 10/15/09	15,900	15,652
Class B, 3.88% 1/15/10	2,230	2,194
Series 2006-B Class C, 5.68% 6/15/12	9,900	10,040
Series 2006-C Class C, 5.47% 9/15/12	6,400	6,376
Franklin Auto Trust Series 2006-1 Class A3, 5.21% 1/20/11	8,400	8,406
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 5.77% 2/25/34 (f)	468	468
Class M2, 5.82% 2/25/34 (f)	800	801
Series 2004-C Class 2A2, 5.87% 8/25/34 (f)	1,810	1,811
Series 2004-D:
Class M4, 6.27% 11/25/34 (f)	1,160	1,170
Class M5, 6.32% 11/25/34 (f)	965	973
Series 2005-A Class 2A2, 5.56% 2/25/35 (f)	5,025	5,028
Series 2006-A:
Class M1, 5.62% 5/25/36 (f)	10,000	10,000
Class M2, 5.64% 5/25/36 (f)	6,000	6,023
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	5,544	5,527
GE Business Loan Trust Series 2005-2 Class IO, 0.5242% 9/15/17 (c)(h)	541,760	4,426
Greenpoint Credit LLC Series 2001-1 Class 1A, 5.66% 4/20/32 (f)	2,527	2,526
GSAMP Trust:
Series 2002-NC1 Class A2, 5.64% 7/25/32 (f)	26	26
Series 2003-HE2 Class M1, 5.97% 8/25/33 (f)	2,985	2,995
Series 2004-HE1 Class M1, 5.87% 5/25/34 (f)	2,078	2,078
Series 2005-MTR1 Class A1, 5.46% 10/25/35 (f)	6,823	6,823
Series 2006-NC2 Class M4, 5.68% 6/25/36 (f)	9,945	9,952
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 6.4% 5/25/30 (c)(f)	13,493	13,493
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 7.32% 9/20/09 (c)(f)	14,800	14,819
Home Equity Asset Trust:
Series 2002-2 Class A4, 5.67% 6/25/32 (f)	33	33
Series 2003-3 Class A4, 5.78% 2/25/33 (f)	2	2
Series 2003-5:
Class A2, 5.67% 12/25/33 (f)	183	183
Class M2, 7.05% 12/25/33 (f)	1,505	1,513
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2003-7 Class A2, 5.7% 3/25/34 (f)	$ 19	$ 19
Series 2003-8 Class M1, 6.04% 4/25/34 (f)	3,860	3,878
Series 2004-1 Class M2, 6.52% 6/25/34 (f)	3,075	3,102
Series 2004-2 Class A2, 5.61% 7/25/34 (f)	49	49
Series 2004-3:
Class M1, 5.89% 8/25/34 (f)	2,035	2,041
Class M2, 6.52% 8/25/34 (f)	2,220	2,243
Series 2004-6 Class A2, 5.67% 12/25/34 (f)	1,172	1,173
Series 2005-1 Class M3, 5.82% 5/25/35 (f)	4,655	4,675
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	4,630	4,557
Household Private Label Credit Card Master Note Trust I Series 2002-2 Class B, 5.87% 1/18/11 (f)	5,900	5,907
HSBC Automotive Trust:
Series 2006-1 Class A3, 5.43% 6/17/11	9,400	9,466
Series 2006-2 Class A4, 5.67% 6/17/13	16,500	16,836
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.78% 1/20/35 (f)	1,263	1,266
Class M2, 5.81% 1/20/35 (f)	947	950
Series 2005-3 Class A1, 5.58% 1/20/35 (f)	7,825	7,831
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	4,245	4,182
Class C, 4.22% 2/15/12	720	711
Series 2006-1:
Class B, 5.29% 11/15/12	690	693
Class C, 5.34% 11/15/12	895	899
Series 2006-B Class C, 5.25% 5/15/13	3,225	3,240
John Deere Owner Trust Series 2006-A Class A3, 5.38% 7/15/10	14,905	14,992
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (c)	2,380	2,384
Class C, 5.61% 12/15/14 (c)	8,415	8,429
Lancer Funding Ltd. Series 2006-1A Class A3, 7.07% 4/6/46 (c)(f)	3,965	4,002
Long Beach Auto Receivables Trust Series 2006-B Class A3, 5.17% 8/15/11	5,585	5,606
Long Beach Mortgage Loan Trust Series 2006-6:
Class 2A3, 5.48% 7/25/36 (f)	10,340	10,345
Class M4, 5.69% 7/25/36 (f)	3,065	3,068
Class M5, 5.72% 7/25/36 (f)	1,915	1,916
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust Series 2006-6: - continued
Class M6, 5.78% 7/25/36 (f)	$ 1,915	$ 1,912
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (c)	3,830	3,833
Series 2006-1A:
Class B, 5.827% 4/20/28 (c)	1,140	1,159
Class C, 6.125% 4/20/28 (c)	1,140	1,161
MBNA Credit Card Master Note Trust:
Series 2002-B1 Class B1, 5.15% 7/15/09	5,235	5,232
Series 2002-B2 Class B2, 5.7% 10/15/09 (f)	19,400	19,426
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 5.7038% 9/15/10 (f)	8,000	8,030
Series 2000-L Class B, 5.82% 4/15/10 (f)	3,350	3,361
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 5.82% 7/25/34 (f)	1,993	1,996
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-OPT1 Class M1, 5.97% 7/25/34 (f)	6,480	6,512
Series 2004-CB6 Class A1, 5.65% 7/25/35 (f)	186	186
Morgan Stanley ABS Capital I, Inc.:
Series 2004-HE6 Class A2, 5.66% 8/25/34 (f)	1,375	1,378
Series 2004-WMC3 Class M5, 6.27% 1/25/35 (f)	5,425	5,482
Series 2006-HE4 Class M4, 5.67% 6/25/36 (f)	6,060	6,064
Series 2006-NC4 Class A2D, 5.56% 6/25/36 (f)	7,135	7,143
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.82% 1/25/32 (f)	1,876	1,877
Series 2002-AM3 Class A3, 5.81% 2/25/33 (f)	470	471
Series 2002-NC1 Class M1, 6.52% 2/25/32 (c)(f)	2,937	3,018
Series 2003-NC1 Class M1, 6.37% 11/25/32 (f)	2,410	2,412
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (c)(f)(h)	7,900	2,006
National Collegiate Student Loan Trust:
Series 2004-1 Class AIO, 5.5% 4/25/11 (h)	6,385	1,304
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	7,415	2,993
Series 2005-2 Class AIO, 7.73% 3/25/12 (h)	4,760	1,108
Series 2005-3W Class AIO1, 4.8% 7/25/12 (h)	15,875	2,523
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	3,500	677
Series 2006-3 Class AIO, 7.1% 1/25/12 (h)	20,190	6,055
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	4,445	4,384
Nissan Auto Lease Trust Series 2005-A Class A3, 4.7% 10/15/08	12,080	12,039
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Nissan Auto Receivables Owner Trust Series 2005-A Class A4, 3.82% 7/15/10	$ 4,730	$ 4,652
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 4.74% 10/30/45	6,550	6,513
NovaStar Mortgage Funding Trust Series 2006-2 Class M1, 5.59% 6/25/36 (f)	7,145	7,147
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	2,205	2,191
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-4 Class A2A1, 5.44% 8/25/36 (f)	5,592	5,592
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 6.42% 1/25/35 (f)	7,490	7,583
Series 2004-WCW1:
Class M1, 5.95% 9/25/34 (f)	2,590	2,620
Class M2, 6% 9/25/34 (f)	1,545	1,558
Class M3, 6.57% 9/25/34 (f)	2,950	2,982
Series 2004-WCW2:
Class A2, 5.7% 10/25/34 (f)	810	811
Class M3, 5.87% 7/25/35 (f)	2,190	2,201
Series 2004-WHQ2 Class A3E, 5.74% 2/25/35 (f)	2,360	2,366
Series 2004-WWF1:
Class M2, 6% 2/25/35 (f)	8,715	8,793
Class M3, 6.06% 2/25/35 (f)	1,075	1,087
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 5.69% 9/25/36 (f)	8,037	8,043
Class M5, 5.72% 9/25/36 (f)	4,005	4,009
People's Choice Home Loan Securities Trust Series 2005-1 Class M4, 6.22% 1/25/35 (f)	1,650	1,664
Permanent Master Issuer PLC Series 2006-1 Class 2C, 5.7744% 7/17/42 (f)	19,995	19,994
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (c)	3,550	3,559
Class C, 5.77% 5/25/10 (c)	3,300	3,311
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (c)	10,210	10,265
Residential Asset Mortgage Products, Inc.:
Series 2003-RS9 Class MII2, 7.12% 10/25/33 (f)	1,295	1,313
Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,819	1,781
Series 2004-RS10 Class MII2, 6.57% 10/25/34 (f)	10,200	10,373
Series 2005-SP2 Class 1A1, 5.47% 5/25/44 (f)	3,222	3,223
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	2,361	2,280
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (c)	$ 5,280	$ 5,402
Class E, 6.706% 11/15/35 (c)	1,410	1,420
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1:
Class A2, 5.57% 2/25/34 (f)	808	808
Class M1, 5.84% 2/25/34 (f)	2,920	2,928
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A1, 5.84% 5/20/18 (c)	7,352	7,445
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 5.59% 6/15/21 (f)	8,200	8,248
Series 2004-A:
Class B, 5.97% 6/15/33 (f)	2,100	2,134
Class C, 6.34% 6/15/33 (f)	4,915	4,972
Series 2004-B Class C, 6.26% 9/15/33 (f)	8,600	8,656
SLMA Student Loan Trust Series 2005-7 Class A3, 4.41% 7/25/25	9,600	9,497
Structured Asset Securities Corp. Series 2005-5N Class 3A1A, 5.62% 11/25/35 (f)	8,779	8,787
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (c)(f)	11,595	11,595
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.52% 6/15/10 (f)	5,350	5,401
Terwin Mortgage Trust Series 2003-4HE Class A1, 5.75% 9/25/34 (f)	367	369
Textron Financial Floorplan Master Note Trust Series 2006-1A Class A, 5.39% 4/13/11 (c)(f)	10,000	10,024
Triad Auto Receivables Owner Trust Series 2006-C Class A3, 5.05% 11/14/11	11,905	11,964
Volkswagen Auto Lease Trust:
Series 2005-A Class A4, 3.94% 10/20/10	13,930	13,784
Series 2006-A Class A3, 5.5% 9/21/09	5,000	5,038
Wachovia Auto Loan Owner Trust Series 2006-1 Class D, 5.42% 4/21/14 (c)	18,700	18,823
Wachovia Auto Loan Trust Series 2006-2A:
Class A3, 5.23% 8/22/11 (c)	20,660	20,758
Class D, 5.54% 12/20/12 (c)	11,725	11,859
WFS Financial Owner Trust:
Series 2004-3 Class A4, 3.93% 2/17/12	15,000	14,815
Series 2004-4 Class D, 3.58% 5/17/12	1,798	1,773
Series 2005-1 Class D, 4.09% 8/15/12	1,576	1,558
Series 2005-3 Class C, 4.54% 5/17/13	3,240	3,212
Whinstone Capital Management Ltd. Series 1A Class B3, 6.2769% 10/25/44 (c)(f)	11,654	11,654
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WM Asset Holdings Corp. Series 2006-7 Class N1, 5.926% 10/25/46 (c)	$ 7,923	$ 7,896
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09	3,042	3,016
TOTAL ASSET-BACKED SECURITIES (Cost $1,333,271)		1,334,623
Collateralized Mortgage Obligations - 13.6%

Private Sponsor - 6.5%
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.51% 5/25/46 (f)	8,260	8,240
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0954% 8/25/35 (f)	10,161	10,208
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.6% 1/25/35 (f)	2,357	2,362
Series 2005-2 Class 1A1, 5.57% 3/25/35 (f)	5,275	5,274
Series 2005-5 Class 1A1, 5.54% 7/25/35 (f)	3,995	3,994
Citigroup Mortgage Loan Trust floater Series 2006-NC1:
Class M4, 5.71% 8/25/36 (f)	7,754	7,759
Class M5, 5.74% 8/25/36 (f)	5,550	5,556
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (c)	3,931	3,912
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	2,794	2,777
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.72% 1/25/34 (f)	1,266	1,268
Series 2004-2 Class 7A3, 5.72% 2/25/35 (f)	2,701	2,706
Series 2004-4 Class 5A2, 5.72% 3/25/35 (f)	1,034	1,035
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 5.69% 5/25/34 (f)	587	588
Series 2004-AR5 Class 11A2, 5.69% 6/25/34 (f)	842	842
Series 2004-AR8 Class 8A2, 5.7% 9/25/34 (f)	1,058	1,059
Granite Master Issuer PLC:
floater:
Series 2005-2 Class C1, 5.875% 12/20/54 (f)	6,750	6,760
Series 2005-4:
Class C1, 5.805% 12/20/54 (f)	5,200	5,201
Class M2, 5.655% 12/20/54 (f)	5,000	5,002
Series 2006-1A Class C2, 5.975% 12/20/54 (c)(f)	4,400	4,400
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC: - continued
floater:
Series 2006-2:
Class C1, 5.8438% 12/20/54 (f)	$ 11,475	$ 11,484
Class M2, 5.6038% 12/20/54 (f)	3,000	3,001
Series 2006-3:
Class C2, 5.9114% 12/20/54 (f)	8,785	8,785
Class M1, 5.5914% 12/20/54 (f)	9,190	9,190
Series 2006-4:
Class B1, 5.46% 12/20/54 (f)	11,180	11,180
Class C1, 5.75% 12/20/54	6,835	6,835
Class M1, 5.54% 12/20/54 (f)	2,945	2,945
Granite Mortgages PLC floater:
Series 2003-1 Class 1C, 6.8238% 1/20/43 (f)	4,025	4,097
Series 2003-3 Class 1C, 6.8238% 1/20/44 (f)	3,650	3,726
Holmes Financing No. 8 PLC floater Series 2:
Class B, 5.5438% 7/15/40 (f)	2,700	2,700
Class C, 6.0938% 7/15/40 (f)	6,205	6,211
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.77% 10/25/34 (f)	3,980	4,001
HSI Asset Securitization Corp. Trust floater Series 2006-WMC1 Class M-3, 5.65% 7/25/36 (f)	7,100	7,120
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 5.71% 10/25/34 (f)	1,192	1,194
Series 2004-9:
Class M2, 5.97% 1/25/35 (f)	1,433	1,436
Class M3, 6.02% 1/25/35 (f)	1,062	1,065
Class M4, 6.37% 1/25/35 (f)	542	543
Series 2005-1:
Class M1, 5.78% 4/25/35 (f)	1,584	1,588
Class M2, 5.82% 4/25/35 (f)	2,767	2,773
Class M3, 5.85% 4/25/35 (f)	680	683
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9549% 11/25/35 (f)	1,715	1,726
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (c)(f)	3,045	3,055
Lehman XS Trust floater Series 2006-GP1 Class A1, 5.41% 5/25/46 (f)	12,453	12,444
Master Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 5.59% 3/25/35 (f)	2,497	2,503
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,095	1,095
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2349% 8/25/17 (f)	$ 4,056	$ 4,144
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 5.71% 3/25/28 (f)	4,507	4,531
Series 2003-F Class A2, 5.76% 10/25/28 (f)	4,847	4,856
Series 2004-B Class A2, 5.6388% 6/25/29 (f)	3,186	3,188
Series 2004-C Class A2, 5.8719% 7/25/29 (f)	4,335	4,342
Series 2004-D Class A2, 5.82% 9/25/29 (f)	3,507	3,511
Series 2005-B Class A2, 5.5988% 7/25/30 (f)	2,855	2,859
Series 2003-E Class XA1, 1% 10/25/28 (f)(h)	24,059	133
Series 2003-G Class XA1, 1% 1/25/29 (h)	20,704	146
Series 2003-H Class XA1, 1% 1/25/29 (c)(h)	17,488	140
MortgageIT Trust floater Series 2004-2:
Class A1, 5.69% 12/25/34 (f)	3,220	3,222
Class A2, 5.77% 12/25/34 (f)	4,357	4,404
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (f)	7,631	7,644
Permanent Financing No. 4 PLC floater Series 2:
Class C, 6.11% 6/10/42 (f)	6,790	6,814
Class M, 5.72% 6/10/42 (f)	1,620	1,620
Permanent Financing No. 5 PLC floater Series 2 Class A, 5.5% 6/10/11 (f)	18,805	18,812
Permanent Financing No. 9 PLC floater Series 9A:
Class 1C, 5.69% 6/10/42 (c)(f)	2,450	2,450
Class 2C, 5.77% 6/10/42 (c)(f)	4,465	4,465
Class 3C, 5.89% 6/10/42 (c)(f)	3,845	3,845
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	3,022	3,068
Series 2005-AR5 Class 1A1, 4.8316% 9/19/35 (f)	2,847	2,856
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 5.42% 2/25/36 (c)(f)	5,265	5,264
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (c)	1,936	1,938
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (c)(h)	39,065	118
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 5.78% 9/20/33 (f)	1,508	1,508
Series 2003-6 Class A2, 5.7369% 11/20/33 (f)	2,854	2,854
Series 2003-7 Class A2, 5.735% 1/20/34 (f)	3,513	3,513
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust: - continued
floater:
Series 2004-2 Class A, 5.72% 3/20/34 (f)	$ 1,720	$ 1,721
Series 2004-3 Class A, 5.67% 5/20/34 (f)	3,686	3,687
Series 2004-4 Class A, 5.7288% 5/20/34 (f)	3,475	3,477
Series 2004-5 Class A3, 5.67% 6/20/34 (f)	3,381	3,382
Series 2004-6 Class A3A, 5.8275% 6/20/35 (f)	2,189	2,193
Series 2004-8 Class A2, 5.82% 9/20/34 (f)	3,068	3,073
Series 2005-1 Class A2, 5.8325% 2/20/35 (f)	2,574	2,581
Series 2003-8 Class X1, 0.7572% 1/20/34 (f)(h)	103,004	345
Series 2004-1 Class X1, 0.8% 2/20/34 (h)	22,537	72
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 5.52% 6/25/35 (f)	2,572	2,572
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1894% 10/20/35 (f)	1,370	1,378
WaMu Mortgage pass thru certificates floater:
Series 2005-AR11 Class A1C1, 5.52% 8/25/45 (f)	922	922
Series 2005-AR13 Class A1C1, 5.51% 10/25/45 (f)	1,596	1,597
Series 2006-AR7 Class C1B1, 5.38% 7/25/46 (f)	7,349	7,341
WaMu Mortgage Securities Corp. sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	826	853
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-14 Class 1A1, 4.75% 12/25/18	6,059	5,919
Series 2004-M Class A3, 4.6742% 8/25/34 (f)	6,573	6,535
Series 2005-AR10 Class 2A2, 4.1089% 6/25/35 (f)	24,386	23,986
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	18,017	17,835
Series 2005-AR4 Class 2A2, 4.5297% 4/25/35 (f)	29,948	29,576
Series 2005-AR9 Class 2A1, 4.3622% 5/25/35 (f)	27,192	26,696
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (f)	14,165	14,140
TOTAL PRIVATE SPONSOR		452,449
U.S. Government Agency - 7.1%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	5,486	5,603
Series 2003-24 Class PB, 4.5% 12/25/12	8,676	8,630
Series 2006-53 Class WB, 6% 12/25/31	7,925	8,124
Series 2006-64 Class PA, 5.5% 2/25/30	39,666	39,907
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-113 Class PJ, 3.5% 2/25/13	9,101	8,928
Series 2003-122 Class TU, 4% 5/25/16	11,460	11,276
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2005-67 Class HD, 5.5% 12/25/30	$ 11,138	$ 11,230
Series 2006-4 Class PB, 6% 9/25/35	20,000	20,450
Series 2006-49 Class CA, 6% 2/25/31	36,286	36,842
Series 2006-54 Class PE, 6% 2/25/33	10,883	11,110
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	5,320	5,419
Series 2002-56 Class MC, 5.5% 9/25/17	3,955	3,982
Series 2003-23 Class AB, 4% 3/25/17	11,439	11,122
Series 2003-123 Class AB, 4% 10/25/16	10,684	10,394
Series 2003-76 Class BA, 4.5% 3/25/18	15,489	15,183
Series 2004-3 Class BA, 4% 7/25/17	631	612
Series 2004-45 Class AV, 4.5% 10/25/22	5,055	4,995
Series 2004-86 Class KC, 4.5% 5/25/19	2,716	2,662
Series 2004-91 Class AH, 4.5% 5/25/29	5,538	5,421
Series 2004-31 Class IA, 4.5% 6/25/10 (h)	1,352	9
Freddie Mac:
sequential payer Series 2508 Class UL, 5% 12/15/16	4,834	4,811
sequential payer Series 2114 Class ZM, 6% 1/15/29	2,429	2,496
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1215 Class H, 7.5% 3/15/07	91	91
Series 2358 Class PD, 6% 9/15/16	3,366	3,444
Series 2382 Class MB, 6% 11/15/16	8,886	9,086
Series 2394 Class KD, 6% 12/15/16	4,855	4,954
Series 2417 Class EH, 6% 2/15/17	2,675	2,740
Series 2489 Class PD, 6% 2/15/31	1,724	1,730
Series 2535 Class PC, 6% 9/15/32	7,585	7,752
Series 2587 Class WG, 4.5% 8/15/15	11,455	11,343
Series 2617 Class TH, 4.5% 5/15/15	9,310	9,216
Series 2625 Class QX, 2.25% 3/15/22	834	817
Series 2640 Class QG, 2% 4/15/22	1,052	1,027
Series 2656 Class BW, 4.5% 4/15/28	9,330	9,191
Series 2660 Class ML, 3.5% 7/15/22	45,945	45,158
Series 2690 Class PD, 5% 2/15/27	12,140	12,098
Series 2702 Class AB, 4.5% 7/15/27	22,260	21,951
Series 2755 Class LC, 4% 6/15/27	9,078	8,801
Series 2901 Class UM, 4.5% 1/15/30	21,825	21,454
Series 3018 Class UD, 5.5% 9/15/30	6,819	6,883
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2523 Class JB, 5% 6/15/15	$ 3,832	$ 3,810
Series 2609 Class UJ, 6% 2/15/17	6,039	6,168
Series 2635 Class DG, 4.5% 1/15/18	17,334	17,014
Series 2780 Class A, 4% 12/15/14	16,148	15,716
Series 2786 Class GA, 4% 8/15/17	7,208	6,993
Series 2809 Class UA, 4% 12/15/14	3,236	3,176
Series 2970 Class YA, 5% 9/15/18	7,180	7,150
Series 3077 Class GA, 4.5% 8/15/19	11,485	11,295
Series R001 Class AE, 4.375% 4/15/15	10,885	10,660
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	1,374	1,382
TOTAL U.S. GOVERNMENT AGENCY		490,306
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $939,876)		942,755
Commercial Mortgage Securities - 8.2%

280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0039% 2/3/11 (c)(f)(h)	83,534	3,003
Asset Securitization Corp.:
sequential payer Series 1995-MD4 Class A1, 7.1% 8/13/29	217	218
Series 1997-D5 Class PS1, 1.4808% 2/14/43 (f)(h)	55,314	1,900
Banc of America Commercial Mortgage Trust:
Series 2006-5:
Class A1, 5.185% 7/10/11	3,692	3,723
Class XP, 0.832% 9/10/47 (h)	114,601	3,722
Series 2006-6 Class XP, 0.4402% 10/10/45 (f)(h)	182,255	4,306
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A2, 4.64% 11/10/42	11,035	10,954
Series 2002-2 Class XP, 1.7693% 7/11/43 (c)(f)(h)	38,632	1,833
Series 2004-6 Class XP, 0.6073% 12/10/42 (f)(h)	54,288	1,004
Series 2005-4 Class XP, 0.1978% 7/10/45 (f)(h)	66,578	643
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class D, 5.87% 11/15/15 (c)(f)	$ 1,217	$ 1,217
Class F, 6.22% 11/15/15 (c)(f)	1,190	1,190
Class H, 6.72% 11/15/15 (c)(f)	1,070	1,071
Class J, 7.27% 11/15/15 (c)(f)	1,105	1,107
Class K, 7.92% 11/15/15 (c)(f)	995	995
Series 2006-LAQ:
Class H, 6% 2/9/21 (c)(f)	2,790	2,793
Class J, 6.09% 2/9/21 (c)(f)	2,010	2,012
Class K, 6.32% 2/9/21 (c)(f)	5,575	5,581
Series 2006-ESH:
Class A, 6.18% 7/14/11 (c)(f)	5,752	5,753
Class B, 6.28% 7/14/11 (c)(f)	2,868	2,867
Class C, 6.43% 7/14/11 (c)(f)	5,745	5,745
Class D, 7.06% 7/14/11 (c)(f)	3,291	3,295
Series 2006-LAQ Class X1, 0.6749% 2/9/21 (c)(f)(h)	521,349	2,654
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 5.9% 12/25/33 (c)(f)	9,020	9,039
Series 2004-1:
Class A, 5.68% 4/25/34 (c)(f)	4,513	4,522
Class B, 7.22% 4/25/34 (c)(f)	469	476
Class M1, 5.88% 4/25/34 (c)(f)	410	411
Class M2, 6.52% 4/25/34 (c)(f)	352	355
Series 2004-2:
Class A, 5.75% 8/25/34 (c)(f)	4,321	4,337
Class M1, 5.9% 8/25/34 (c)(f)	1,395	1,401
Series 2004-3:
Class A1, 5.69% 1/25/35 (c)(f)	4,777	4,790
Class A2, 5.74% 1/25/35 (c)(f)	672	674
Series 2005-4A:
Class A2, 5.71% 1/25/36 (c)(f)	6,175	6,196
Class B1, 6.72% 1/25/36 (c)(f)	468	475
Class M1, 5.77% 1/25/36 (c)(f)	1,965	1,973
Class M2, 5.79% 1/25/36 (c)(f)	655	658
Class M3, 5.82% 1/25/36 (c)(f)	842	845
Class M4, 5.93% 1/25/36 (c)(f)	468	470
Class M5, 5.97% 1/25/36 (c)(f)	468	470
Class M6, 6.02% 1/25/36 (c)(f)	468	470
Series 2006-1:
Class A2, 5.68% 4/25/36 (c)(f)	2,376	2,376
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M1, 5.7% 4/25/36 (c)(f)	$ 724	$ 724
Class M2, 5.72% 4/25/36 (c)(f)	767	767
Class M3, 5.74% 4/25/36 (c)(f)	658	658
Class M4, 5.84% 4/25/36 (c)(f)	374	374
Class M5, 5.88% 4/25/36 (c)(f)	360	360
Class M6, 5.96% 4/25/36 (c)(f)	795	795
Series 2006-2A:
Class A2, 5.6% 7/25/36 (c)(f)	1,818	1,818
Class B1, 6.19% 7/25/36 (c)(f)	655	652
Class B3, 8.02% 7/25/36 (c)(f)	1,093	1,093
Class M1, 5.63% 7/25/36 (c)(f)	1,908	1,908
Class M2, 5.65% 7/25/36 (c)(f)	1,342	1,342
Class M3, 5.67% 7/25/36 (c)(f)	1,055	1,055
Class M4, 5.74% 7/25/36 (c)(f)	707	707
Class M5, 5.79% 7/25/36 (c)(f)	871	871
Class M6, 5.86% 7/25/36 (c)(f)	1,380	1,380
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(h)	49,304	2,596
Series 2006-2A Class IO, 0.8495% 7/25/36 (c)(h)	78,016	6,358
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2006-PW12 Class A2, 5.688% 9/11/38	6,640	6,809
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-BBA3 Class E, 6.02% 6/15/17 (c)(f)	9,160	9,163
sequential payer Series 2004-ESA Class A3, 4.741% 5/14/16 (c)	2,375	2,364
Series 2002-TOP8 Class X2, 2.1027% 8/15/38 (c)(f)(h)	42,442	2,820
Series 2003-PWR2 Class X2, 0.5307% 5/11/39 (c)(f)(h)	87,446	1,693
Series 2004-PWR6 Class X2, 0.6762% 11/11/41 (c)(f)(h)	32,218	858
Series 2005-PWR9 Class X2, 0.39% 9/11/42 (c)(f)(h)	189,329	3,575
Series 2006-PW13 Class A1, 5.294% 9/11/41	13,819	13,973
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.8363% 5/15/35 (c)(f)(h)	172,717	9,090
Chase Commercial Mortgage Securities Corp.:
sequential payer Series 1999-2 Class A1, 7.032% 1/15/32	85	85
Series 2001-245 Class A1, 5.974% 2/12/16 (c)(f)	6,736	6,834
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup / Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD2 Class A1, 5.302% 1/15/46	$ 8,749	$ 8,798
Citigroup Commercial Mortgage Trust:
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (c)	3,715	3,651
Series 2004-C2 Class XP, 0.9599% 10/15/41 (c)(f)(h)	36,711	1,286
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.646% 10/15/48 (c)(h)	338,675	8,374
COMM:
floater:
Series 2002-FL6 Class G, 7.22% 6/14/14 (c)(f)	4,441	4,440
Series 2002-FL7:
Class D, 5.89% 11/15/14 (c)(f)	554	556
Class H, 7.57% 11/15/14 (c)(f)	6,613	6,633
Series 2004-LBN2 Class X2, 0.9781% 3/10/39 (c)(f)(h)	14,645	409
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class B, 6.0886% 9/15/30 (f)	12,880	13,085
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	2,545	2,624
Commercial Mortgage pass thru certificates Series 2005-LP5 Class XP, 0.3855% 5/10/43 (f)(h)	67,536	917
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A2, 3.516% 1/15/37	12,255	11,942
Series 1998-C1 Class D, 7.17% 5/17/40	4,590	4,914
Series 1999-C1 Class E, 7.8989% 9/15/41 (f)	6,370	6,881
Series 2001-CK6 Class AX, 0.645% 9/15/18 (h)	119,813	3,349
Series 2002-CP5 Class A1, 4.106% 12/15/35	11,876	11,656
Series 2003-C3 Class ASP, 1.7653% 5/15/38 (c)(f)(h)	115,576	4,993
Series 2004-C1 Class ASP, 0.878% 1/15/37 (c)(f)(h)	73,494	1,970
Series 2005-C1 Class ASP, 0.3928% 2/15/38 (c)(f)(h)	341,590	5,017
Series 2005-C2 Class ASP, 0.5827% 4/15/37 (c)(f)(h)	58,723	1,417
Deutsche Mortgage & Asset Receiving Corp. sequential payer Series 1998-C1 Class D, 7.231% 6/15/31	4,515	4,630
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1:
Class A1A, 7.45% 6/10/33	50	50
Class A1B, 7.62% 6/10/33	6,935	7,462
First Union-Lehman Brothers Commercial Mortgage Trust sequential payer Series 1997-C2 Class A3, 6.65% 11/18/29	8,280	8,326
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.4546% 5/15/33 (c)(f)(h)	$ 76,817	$ 2,494
GE Capital Mall Finance Corp. Series 1998-1A Class B2, 7.25% 9/13/28 (c)(f)	9,550	9,880
GE Commercial Mortgage Corp. sequential payer Series 2004-C3 Class A2, 4.433% 7/10/39	8,525	8,417
Global Signal Trust III Series 2006-1:
Class B, 5.588% 2/15/36 (c)	3,040	3,083
Class C, 5.707% 2/15/36 (c)	3,755	3,811
GMAC Commercial Mortgage Securities, Inc.:
sequential payer:
Series 1997-C2 Class A3, 6.566% 4/15/29	827	832
Series 2003-C2 Class A1, 4.576% 5/10/40	22,838	22,615
Series 2006-C1 Class XP, 4.975% 11/10/45	6,306	6,304
Series 2004-C3 Class X2, 0.7165% 12/10/41 (f)(h)	51,075	1,116
Series 2006-C1 Class XP, 0.1653% 11/10/45 (f)(h)	96,321	848
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (c)	4,000	4,019
Series 2003-C2 Class XP, 1.0312% 1/5/36 (c)(f)(h)	102,181	2,780
Series 2005-GG3 Class XP, 0.7925% 8/10/42 (c)(f)(h)	221,957	6,037
GS Mortgage Securities Corp. II sequential payer Series 2003-C1 Class A2A, 3.59% 1/10/40	8,695	8,540
Guggenheim Structure Real Estate Funding Ltd. floater Series 2006-3:
Class B, 5.72% 9/25/46 (c)(f)	3,350	3,350
Class C, 5.87% 9/25/46 (c)(f)	8,400	8,400
Hilton Hotel Pool Trust:
floater Series 2000-HLTA Class A2, 5.72% 10/3/15 (c)(f)	6,245	6,289
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (c)	2,322	2,413
Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	4,870	5,208
Host Marriott Pool Trust:
sequential payer Series 1999-HMTA Class B, 7.3% 8/3/15 (c)	1,980	2,085
sequential payer Series 1999-HMTA Class A, 6.98% 8/3/15 (c)	1,411	1,444
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2001-C1 Class A2, 5.464% 10/12/35	6,219	6,236
Series 2002-C3 Class X2, 1.2396% 7/12/35 (c)(f)(h)	35,877	934
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2003-CB7 Class X2, 0.7762% 1/12/38 (c)(f)(h)	$ 16,884	$ 380
Series 2003-LN1 Class X2, 0.6603% 10/15/37 (c)(f)(h)	112,535	2,315
Series 2004-C1 Class X2, 0.9928% 1/15/38 (c)(f)(h)	18,692	567
Series 2004-CB8 Class X2, 1.1189% 1/12/39 (c)(f)(h)	23,340	813
LB Commercial Conduit Mortgage Trust sequential payer:
Series 1998-C4 Class A1B, 6.21% 10/15/35	10,050	10,204
Series 1999-C1 Class A2, 6.78% 6/15/31	10,195	10,521
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2003-C3 Class A2, 3.086% 5/15/27	7,510	7,301
Series 2002-C4 Class XCP, 1.3973% 10/15/35 (c)(f)(h)	66,559	2,365
Series 2002-C7 Class XCP, 1.1069% 1/15/36 (c)(f)(h)	73,922	1,287
Series 2003-C1 Class XCP, 1.3427% 12/15/36 (c)(f)(h)	30,983	918
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (c)(h)	51,901	1,642
Series 2004-C6 Class XCP, 0.6878% 8/15/36 (c)(f)(h)	59,860	1,308
Series 2006-C1 Class XCP, 0.3519% 2/15/41 (f)(h)	257,598	4,483
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class J, 7.37% 12/16/14 (c)(f)	5,585	5,584
Class K1, 7.87% 12/16/14 (c)(f)	2,850	2,847
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.5113% 7/12/34 (c)(f)(h)	22,776	809
Series 2005-GGP1 Class H, 4.374% 11/15/10 (c)	5,475	5,432
Series 2005-MCP1 Class XP, 0.5839% 6/12/43 (f)(h)	58,599	1,549
Series 2005-MKB2 Class XP, 0.2809% 9/12/42 (f)(h)	28,304	333
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-2 Class A1, 5.773% 6/12/46	6,052	6,144
Morgan Stanley Capital I Trust Series 2006-T23 Class A1, 5.682% 8/12/41	3,461	3,533
Morgan Stanley Capital I, Inc.:
sequential payer:
Series 1999-LIFE Class A1, 6.97% 4/15/33	1,795	1,823
Series 2003-IQ5:
Class A2, 4.09% 4/15/38	2,681	2,646
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I, Inc.: - continued
sequential payer:
Series 2003-IQ5:
Class X2, 0.9519% 4/15/38 (c)(f)(h)	$ 38,003	$ 1,130
Series 2003-IQ6 Class X2, 0.5974% 12/15/41 (c)(f)(h)	71,464	1,574
Series 2005-HQ5 Class X2, 0.3504% 1/14/42 (f)(h)	64,546	780
Series 2005-IQ9 Class X2, 1.0551% 7/15/56 (c)(f)(h)	55,729	2,234
Series 2005-TOP17 Class X2, 0.6098% 12/13/41 (f)(h)	42,834	1,152
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.3942% 3/12/35 (c)(f)(h)	61,086	2,760
Series 2003-TOP9 Class X2, 1.5085% 11/13/36 (c)(f)(h)	44,360	1,936
NationsLink Funding Corp. Series 1999-1 Class C, 6.571% 1/20/31	4,150	4,258
Newcastle CDO VIII floater Series 2006-8A Class 4, 5.9324% 11/1/52 (c)(f)	5,300	5,300
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.8% 3/24/18 (c)(f)	4,910	4,919
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (c)	2,154	2,186
Class E3, 7.253% 3/15/13 (c)	4,447	4,536
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL6A:
Class A2, 5.57% 10/15/17 (c)(f)	1,404	1,405
Class B, 5.62% 10/15/17 (c)(f)	1,135	1,135
Class D, 5.75% 10/15/17 (c)(f)	2,270	2,271
sequential payer Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	9,128	8,943
Series 2004-C14 Class PP, 5.14% 8/15/41 (c)(f)	6,148	5,932
Series 2006-C23 Class X, 0.0868% 1/15/45 (c)(f)(h)	1,196,502	8,167
Series 2006-C24 Class XP, 0.1049% 3/15/45 (c)(f)(h)	238,869	1,626
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $571,006)		565,809
Commercial Paper - 0.3%
	Principal Amount (000s)	Value (000s)
Rockies Express Pipeline LLC 5.58% 12/20/06 (c) (Cost $17,944)	$ 18,000	$ 17,948
Fixed-Income Funds - 12.3%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (g)	670,293	67,090
Fidelity Corporate Bond 1-5 Year Central Fund (g)	1,341,952	135,148
Fidelity Ultra-Short Central Fund (g)	6,534,749	650,198
TOTAL FIXED-INCOME FUNDS (Cost $851,971)		852,436
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Commercial Banks - 0.1%
National Westminster Bank PLC 7.75% (f)	$ 5,509	5,651
TOTAL PREFERRED SECURITIES (Cost $5,849)		5,651
Cash Equivalents - 3.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
5.32%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) #	$ 57,666	57,657
5.33%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) # (a)	208,281	208,250
TOTAL CASH EQUIVALENTS (Cost $265,907)		265,907
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $7,406,590)		7,406,238
NET OTHER ASSETS - (7.0)%		(484,207)
NET ASSETS - 100%		$ 6,922,031
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
744 Eurodollar 90 Day Index Contracts	Dec. 2006	$ 734,040	$ (1,596)
744 Eurodollar 90 Day Index Contracts	March 2007	734,346	(1,192)
744 Eurodollar 90 Day Index Contracts	June 2007	734,746	(618)
744 Eurodollar 90 Day Index Contracts	Sept. 2007	735,100	356
744 Eurodollar 90 Day Index Contracts	Dec. 2007	735,342	965
744 Eurodollar 90 Day Index Contracts	March 2008	735,481	1,072
133 Eurodollar 90 Day Index Contracts	June 2008	131,484	297
TOTAL EURODOLLAR CONTRACTS			(716)
Sold
Eurodollar Contracts
207 Eurodollar 90 Day Index Contracts	Sept. 2008	204,640	(80)
156 Eurodollar 90 Day Index Contracts	Dec. 2008	154,216	(91)
101 Eurodollar 90 Day Index Contracts	March 2009	99,839	(69)
76 Eurodollar 90 Day Index Contracts	June 2009	75,120	(139)
74 Eurodollar 90 Day Index Contracts	Sept. 2009	73,139	(135)
73 Eurodollar 90 Day Index Contracts	Dec. 2009	72,143	(134)
72 Eurodollar 90 Day Index Contracts	March 2010	71,151	(131)
72 Eurodollar 90 Day Index Contracts	June 2010	71,146	(129)
70 Eurodollar 90 Day Index Contracts	Sept. 2010	69,164	(125)
69 Eurodollar 90 Day Index Contracts	Dec. 2010	68,169	(124)
22 Eurodollar 90 Day Index Contracts	March 2011	21,734	(39)
			(1,196)
TOTAL EURODOLLAR CONTRACTS			$ (1,912)
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley
ABS Capital I, Inc., par value of the
notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 1,462	$ 17
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS
Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 1,600	$ 18
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.1020% 11/25/34	Dec. 2034	1,645	16
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.8244% 8/25/34	Sept. 2034	1,462	13
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	1,462	14
Receive monthly notional amount multiplied by .56% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. 6.785% Series 2004-R11 11/25/34	Dec. 2034	7,000	(9)
Receive monthly notional amount multiplied by .42% and pay Bank of America upon default event of Bear Stearns Asset Backed Securities, par value of the notional amount of Bear Stearns Asset Backed Securities 6.175% Series 2005-HE2 Class M3 2/25/35	March 2035	5,600	(13)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .42% and pay Bank of America upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust 6.055% Series 2005-B Class M7 4/25/35

	May 2035	$ 5,600	$ (60)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	2,400	(4)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	1,462	5
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	2,400	(1)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	1,462	5
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	1,462	11
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,330	(6)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 1,462	$ (4)
Receive monthly notional amount multiplied by 1.85% and pay Citibank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-NC2 Class M9, 7.02% 6/25/36	July 2036	4,500	(80)
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital, par value of the notional amount of Morgan Stanley ABS Capital I Series 2006-HE3 Class B3, 7.2225% 4/25/36	May 2036	3,400	(59)
Receive monthly notional amount multiplied by 2% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust 7.14% 8/25/36	Sept. 2036	4,100	(129)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	184	1
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	664	(2)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	461	(1)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35

	March 2035	$ 3,625	$ 18
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	1,462	16
Receive quarterly notional amount multiplied by .25% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6% 10/15/10	July 2007	12,000	20
Receive quarterly notional amount multiplied by .25% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6% 10/15/10	June 2007	4,000	7
Receive quarterly notional amount multiplied by .26% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	10,100	11
Receive quarterly notional amount multiplied by .28% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess 6.65% 8/15/11	March 2007	12,200	13
Receive quarterly notional amount multiplied by .285% and pay Deutsche Bank upon default event of ConocoPhillips, par value of the notional amount of ConocoPhillips 4.75% 10/15/12	Sept. 2011	14,600	92
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	8,265	25
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	$ 6,095	$ 18
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,600	27
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	10,265	58
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	10,000	126
Receive semi-annually notional amount multiplied by .42% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2007	12,400	36
TOTAL CREDIT DEFAULT SWAPS		160,730	199
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 5 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Jan. 2007	40,000	(50)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps - continued

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 8 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	May 2007	$ 35,840	$ (44)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 9 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	April 2007	51,000	(62)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 20 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Jan. 2007	18,100	(20)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	June 2007	57,300	(12)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps - continued
Receive monthly a return equal to Lehman Brothers ABS Floating Rate Index and pay monthly a floating rate based on the 1-month LIBOR plus 2 basis points with Lehman Brothers, Inc.	April 2007	$ 51,000	$ 16
TOTAL RETURN SWAPS		253,240	(172)
		$ 413,970	$ 27
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $782,475,000 or 11.3% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,587,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,032,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 11,010
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$57,657,000 due 12/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 2,093
BNP Paribas Securities Corp.	593
Banc of America Securities LLC	18,222
Bank of America, NA	3,489
Barclays Capital, Inc.	16,247
Citigroup Global Markets, Inc.	4,186
Countrywide Securities Corp.	4,803
Societe Generale, New York Branch	1,395
UBS Securities LLC	5,582
WestLB AG	1,047
$ 57,657
$208,250,000 due 12/01/06 at 5.33%
Countrywide Securities Corp.	$ 208,250
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 622
Fidelity Corporate Bond 1-5 Year Central Fund	479
Fidelity Ultra-Short Central Fund	7,534
Total	$ 8,635
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 67,029	$ -	$ 67,090	3.1%
Fidelity Corporate Bond 1-5 Year Central Fund	-	134,195	-	135,148	10.4%
Fidelity Ultra-Short Central Fund	360,208	290,000	-	650,198	5.6%
Total	$ 360,208	$ 491,224	$ 0	$ 852,436
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $7,400,829,000. Net unrealized appreciation aggregated $5,409,000, of which $33,906,000 related to appreciated investment securities and $28,497,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 24, 2007